As filed with the Securities and Exchange Commission on August 30, 2011

                                              1933 Act File No. 333-_____
                                              1940 Act File No. 811-_____

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. ____	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. ____	[ ]

(Check appropriate box or boxes.)

GILDED FUNDS
(Exact name of Registrant as Specified in Charter)

c/o Atlantic Fund Services
Three Canal Plaza
Portland, Maine  04101

(Registrant’s Telephone Number, including Area Code: (207) 347-2000)

Atlantic Fund Services
Three Canal Plaza
Portland, Maine  04101
(Name and Address of Agent for Service)

Copy to:
Raymond L. Moss
Sims Moss Kline & Davis, LLP
Three Ravinia Drive, Suite 1700
Atlanta, GA 30346

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, an indefinite number of shares of beneficial interest is being registered by this Registration Statement under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

GILDED FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for Gilded Double Alpha Long/Short Fund – Institutional Class

Prospectus for Gilded Double Alpha Long/Short Fund – Investor Class

Statement of Additional Information

Part C of Form N-1A

Signature Page

Exhibits

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OF SALE IS NOT PERMITTED.

[Logo]
PROSPECTUS

________  ___ 2011

Gilded Double Alpha Long Short Fund
(TICKER)

Institutional Class
No Load Fund

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Gilded Funds and logo are service marks of Gilded Advisors  LLC; Gilded Double Alpha Long Short Fund and logo are service marks of Gilded Advisors LLC and Double Alpha Group LLC; other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

Summary Section	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Investment Risks	3
Performance Information	4
Management	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Details Regarding Principal Investment Strategies and Risks	6
Additional Information Regarding Principal Investment Strategies	6
Additional Information Regarding Principal Risk Factors	6
Management	9
Investment Adviser and Sub-adviser	9
Portfolio Managers	9
Additional Performance Details	10
Other Service Providers	10
Fund Expenses	10
Important Information Regarding Dividend and Interest Expenses on Short Sales
Your Account	11
General Information	11
How to Contact the Fund	11
Buying Shares	14
Selling Shares	16
Retirement Accounts	19
Other Information	19
Financial Highlights	21

SUMMARY SECTION

Investment Objective

The Gilded Double Alpha Long Short Fund (the “Fund”) seeks to achieve long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees	None%
Other Expenses(1)	[XX]%
Dividend and Interest Expenses on Short Sales (2)	[XX]%
Total Annual Fund Operating Expenses	[XX]%
Fee [Reduction or Waiver] and/or Expense Reimbursement (3)	[XX]%
Net Annual Fund Operating Expenses	[XX]%

(1)	“Other expenses” are based on estimated amounts expected to be incurred for the current fiscal year.

(2)
Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on securities sold short. Short sale dividends are treated as expenses and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

(3)
The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses of Institutional Class shares to 1.75% through [     ], 2012 (the “Expense Cap”). This expense limitation excludes other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation. The Expense Cap may be changed or eliminated with the consent of the Board of Trustees.  The Adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Adviser occurs within three years of the fee reduction or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.  Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [XX]	$ [XX]

2

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Anticipated portfolio turnover rate of the Fund may be as high as twice per month, or 2400% on an annual basis.

Principal Investment Strategies

The Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of mid to large capitalization companies principally traded in the United States markets, including  (without limit) equity securities of foreign issuers that are traded in the markets of the United States.   The Fund considers  mid capitalization companies as those companies with market capitalizations in the range of $2 billion to $12 billion and large capitalization companies as those companies with market capitalizations in excess of $12 billion. The equity securities in which the Fund may invest include exchange-traded and over-the-counter common stocks as well as sponsored and unsponsored american depositary receipts (ADRs). The number of issuers in the Fund’s portfolio will vary over time.

The Fund’s investment team intends to take long positions in companies it believes are undervalued based on a continuous technical analysis  of trends in industries and companies, earnings power and growth and other investment criteria.  Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes are likely to fall short of expectations, have poor quality management, have earnings that are reflected in the current price or are likely to suffer an event which will effect long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or  increases between the time the stock is sold and when the Fund purchases replacement shares.

In addition, the Fund may effect strategic paired trades, taking both long and short positions in companies in order to reduce the market and sector impact on performance.

Principal Investment Risks

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Equity Securities Risk. The value of the Fund’s holdings may decline due to price fluctuations of a specific security or more broadly across the stock market. These fluctuations could be a sustained trend or a drastic movement.

Large Capitalization Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Mid Capitalization Company Risk. The stocks of mid capitalization companies may entail greater risk and their prices may fluctuate more than those of the securities of larger, more established companies.

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ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Risks of Foreign Securities” below. In addition, ADRs may not track the price of the underlying securities perfectly.

Short Selling Risk. Short selling involves borrowing a security, selling it and buying it back.  If the Fund buys back the security at a price higher than the price at which it sold the security plus accrued interest, the Fund will have a loss on the transaction.  Any loss will be increased by the amount of compensation, interest or dividends the Fund must pay to the lender of the security sold short. In addition, a short sale may create leverage and, as a result, may cause relatively smaller adverse market movements to have a disproportionate impact on the Fund’s performance. The amount the Fund could lose on a short sale is theoretically unlimited.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

New Fund Risk. The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case, the Board of Trustees may determine to  liquidate the Fund.

Portfolio Turnover Risk. The Fund frequently trades its portfolio securities, so the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Performance Information

The Fund is newly created and does not have a full calendar year performance record.  Performance information will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser. Gilded Advisors LLC (“Gilded Advisors” or “Adviser”) is the Fund’s investment adviser.

The Sub-Adviser. Double Alpha Group LLC (“Double Alpha” or “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Managers

Messrs. Henry Sargent and Dante D’Orazio of the Adviser and Sub-Adviser, respectively, are portfolio managers of the Fund. Messrs. Sargent and D’Orazio have managed the Fund since its commencement in 2011.

4

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business.  You may purchase or redeem shares directly from the Fund by calling (XXX) XXX-XXXX (toll free) or writing to the Fund at Gilded Double Alpha Long Short Fund, P.O. Box 588, Portland, Maine 04112.  You also may purchase or redeem shares of the Fund through your financial intermediary.  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$100,000	$5,000
Retirement Accounts	$100,000	$5,000

No initial or subsequent investment minimums apply for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; (3) mutual fund platforms; and (4) consulting firms.  No initial or subsequent investment minimum for Trustees or officers of the Trust, directors, officers and employees of Gilded Advisors, and employees and affiliates of a Fund, or the Fund's distributor or any of their affiliates, or the spouse, sibling, direct ancestor, or direct descendent (collectively, “relatives”) of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Tax Information

Shareholders may receive distributions of dividends and capital gains from the Fund, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

DETAILS REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Investment Objective

The Gilded Double Alpha Long Short Fund (the “Fund”) seeks to achieve long term capital appreciation  through the Adviser and Sub-Adviser’s proprietary hedged analytical equity securities trading strategy.

Additional Information Regarding Principal Investment Strategies

This section provides some additional information about the Fund’s investments and certain portfolio management techniques that  the Fund may use.  More information about the Fund’s investments and portfolio management techniques, as well as any related risks, is included in the SAI. References to the “Adviser” below also includes the the Sub-Adviser.

The Fund seeks to construct a portfolio that has less volatility than the S&P 500 Index generally. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees (“Board”) without a vote of shareholders.  Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Fund having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Fund.

The Fund will pursue its investment objective through investments in a wide range of securities pursuant to a equity securities trading strategy comprised of three primary objectives as follows:  (a) an attempt to extract profits from almost all market conditions on a consistent basis; (b) capital retention by attempting to maintain a near market neutral exposure between long and short positions in the portfolio, thereby potentially minimizing the impact on the Fund’s portfolio from any sharp up or down market movements; and (c) an attempt to adhere to a strict trading discipline by following the criteria of its trading strategy using electronic trading links to the various exchanges and markets.

The Fund’s trading strategy is based on a form of Arbitrage Pricing Theory (“APT”), which attempts to construct multi-factor models to describe the behavior of security prices.  Depending on the models’ interpretation of security prices, an arbitrage evolves, which attempts to take advantage of the momentary pricing aberrations that the multi-factor models indicate are occurring.  The trading strategy is to buy and hold long the securities the multi-factor models indicate are undervalued and to sell short the securities the multi-factor models indicate are overvalued.  These securities generally are held until they reach a nominal value indicated by the models.

The common name of this strategy is Statistical Arbitrage or “StatArb”.  Market conditions are always evolving and, as a result, adjustments may be made to the Statistical Arbitrage models used in managing the Fund’s portfolio.  Therefore, the description of the strategy is intended to be general in nature and not intended to be exhaustive. The Fund’s portfolio turnover will vary depending upon the number and type of trading opportunities presented, as well as the Fund’s other cash requirements.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information Regarding Principal Investment Risks

General Market Risk.  The Fund’s NAV will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

6

Market Events Risk.  Global securities markets have experienced significant volatility since 2008.  The fixed-income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the prices of securities of individual companies have been negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies.  Continuing market problems may have adverse effects on the performance of the Fund.

Equity Securities Risk. The value of the Fund’s holdings may decline due to price fluctuations of a specific security or more broadly across the stock market. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Large Capitalization Company Risk. Large capitalization company stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be slow to respond to challenges and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Capitalization Company Risk. Investing in the securities of mid capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies.  Since smaller companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

ADR Risk. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs representing these underlying securities may change materially at times when the U.S. markets are not open for trading.

Short Selling Risk   Short selling involves borrowing a security, selling it and buying it back. If the Fund buys back the security at a price lower (or higher) than the price at which it sold the security plus accrued interest, the Fund will make a profit (or loss) on the transaction. The Fund’s use of short sales may involve additional transactions costs and other expenses, which may cause the Fund to lose money. In addition, short sales may contribute to leverage, increase the volatility and decrease the liquidity of certain securities or positions, lowering the Fund’s return or resulting in a loss.

Management Risk. The ability of the Fund to meet its investment objective is directly related to whether or not the Adviser and/or the Sub-Adviser can successfully implement their investment strategies.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and/or Sub-Adviser’s research and analysis.  If the investment strategies implemented by the Adviser and/or Sub-Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could under perform other mutual funds with similar investment objectives.  Neither the Adviser nor the Sub-Adviser has previously managed a mutual fund.

New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees it if determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Portfolio Turnover Risk. The Fund frequently trades its portfolio securities, so the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

Segregated Account Risk. A requirement may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with short selling and other investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

7

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”), which is also available on the Fund’s website at [www._______.com.]

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	are willing to tolerate significant changes in the value of your investment;
•	are pursuing a long-term goal; and
•	are willing to accept higher short-term risk.

The Fund may not be appropriate for you if you:

•	need regular income of stability of principal;
•	are pursuing a short-term goal or investing emergency reserves; or
•	Want an investment that pursues market trends or focuses only on particular sectors or industries.

8

MANAGEMENT

The Fund is a series of Gilded Funds (the “Trust”), an open-end, management investment company (mutual fund).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees.  The Board of Trustees oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Fund.  Additional information regarding the Board of Trustees and the Trust’s executive officers, may be found in the Statement of Additional Information (the “SAI”), which is available from the Fund’s website at www.__________.com.

Investment Adviser and Sub-Adviser

The Fund’s Adviser is Gilded Advisors LLC, with its principal place of business located at 850 Third Avenue, 16th Floor, New York, New York 10022.   Gilded Advisors provides investment advisory services to the Fund pursuant to an investment advisory agreement between Gilded Advisors and the Trust (the “Investment Advisory Agreement”). Gilded Advisors was founded in 2011 and is newly registered as an investment adviser with the U.S. Securities and Exchange Commission (the "SEC"). The Fund is the first registered investment company and client for which Gilded Advisors provides investment advisory services.  As of [           ] 2011, Gilded Advisors did not manage any assets.  Gilded Advisors does not manage any other U.S. registered mutual funds.

Pursuant to the Investment Advisory Agreement, Gilded Advisors receives an advisory fee from the Fund at an annual rate equal to 1.50% of the Fund’s average daily net assets, calculated daily and paid monthly. Gilded Advisors  pays any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement.  Gilded Advisors as opposed to Fund shareholders will benefit in any decreases in sub-advisory fees.

A discussion summarizing the basis on which the Board of Trustees most recently approved the Investment Advisory Agreement with Gilded Advisors will be available in the Fund’s annual report for the period ended [_____ __ 2011].

Subject to the general oversight of the Board of Trustees and  Gilded Advisors, Double Alpha Group, LLC is directly responsible for the day-to-day management of the Fund’s portfolio. Gilded Advisors retains overall supervisory responsibility for the general management and investment of the Fund’s assets. Gilded Advisors pays any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement with the Fund.

Double Alpha Group LLC, with its principal place of business located at 850 Third Avenue, 16th Floor, New York, New York 10022, is the Fund’s investment sub-adviser pursuant to a sub-advisory agreement with Gilded Advisors.  Double Alpha is registered with the SEC as an investment adviser and provides investment sub-advisory services to the Fund as well as to several private alternative investment funds.

Portfolio Managers

Mr. Henry Sargent of Gilded Advisors is a portfolio manager of the Fund and is responsible for manager selection and overall portfolio construction, allocation, and monitoring of the Fund's assets. Mr. Sargent is President, CEO, founder and sole owner of the Adviser, which was formed in 2011. Mr. Sargent is also President and Chief Compliance Officer of Double Alpha Group, LLC, a sub-adviser to the Fund. Prior to founding the Adviser in 2011, Mr. Sargent served as a fund manager at Southridge LLC for the past 12 years.

Dante D’Orazio, of Double Alpha is a portfolio manager of the Fund, and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. D’Orazio developed the quantitative trading model which is utilized by the Fund. Mr. D’Orazio joined Double Alpha Group Inc., the predecessor of Double Alpha Group (New York) LLC in July 1997.  From 1995 to 1997, he specialized in corporate bonds and credit curve analysis at Salomon Brothers’ Fixed Income Strategy Group.  In 1986 Mr. D’Orazio was responsible for the development of equity derivative models, trading strategies, and risk management at New Windsor Associates.  He received a BS in Computer Science with concentration in Finance from Brooklyn College.  In 1995 Mr. D’Orazio earned the CFA charter designation.

The Fund’s SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of the Fund’s securities by the portfolio manager.

9

On or about October 2010,  the SEC and the Connecticut Attorney General State Banking Department each filed civil complaints in U.S. Federal District Court in Connecticut, and Connecticut State Court, respectively, against Mr. Stephen Hicks of Southridge Capital Management LLC and Southridge Advisors LLC alleging various civil infractions related to the management and operation of several private investment funds for which Hicks and Southridge served as the investment manager. Mr. Sargent is an indirect minority owner of Southridge LLC, the parent company of Southridge Capital Management LLC and Southridge Advisors LLC. Mr. Sargent also has served as a fund manager at Southridge LLC for the past 12 years where his responsibilities include investment selection, deal structuring, monitoring, workouts and reorganizations of Southridge’s Reg D (restricted securities) portfolios.   The Fund has been advised  by legal counsel to these entities that such entities have denied in whole the allegations asserted  in these complaints and are rigorously defending these actions. More detailed information on these actions is available at www.southridgecapital.info and obtaining a password for access from Gilded Advisors.  None of Mr. Sargent, the Adviser, the Sub-Adviser, or any employee of the Adviser or Sub-Adviser, is a party to these actions. Mr. Hicks is neither an employee, officer nor owner of the Adviser or the Sub-Adviser. The Sub-Adviser is indirectly majority owned by a trust controlled by Mr. Hicks’ wife, Mary Hicks, of which Mr. Hicks disclaims any beneficial ownership.  The Fund does not believe that these legal actions will have any material adverse effect on the Fund or the ability of the Adviser or Sub-Adviser to perform its services or agreement with the Fund.

Additional Performance Details

The performance data set forth below relates to the historical performance of the private client accounts managed by the Sub-Adviser (“Private Funds”) that have investment objectives, methodology and strategy substantially similar to those of the Fund.  These accounts are managed by the portfolio manager for the Sub-Adviser which is responsible for the day to day management of the Fund’s portfolio. The portfolio manager for the Sub-Adviser manages the Private Fund’s portfolio and has made the investment  decisions for the Private Funds’ portfolio since the strategy inception date.  As of ___________, 2011, neither the Adviser nor Sub-Advisor has managed any registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Sub-Adviser is primarily responsible for the Fund’s investment performance, the information presented does not represent the past performance of the Fund.  If the performance of the Private Funds had been readjusted to reflect the first year expenses of the Fund, the performance of the Private Funds would have been lower. In addition, Private Funds’  returns presented below represent the use of an average leverage ratio of [2.68:1], which is higher leverage than is allowable for investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore the Fund’s performance will vary from the performance data presented below. You should not consider the following  performance data as an indication of past or future performance of the Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses.  All returns reflect the deduction of (i) the management fee charged before the deduction of the performance fee, if applicable (ii) a twenty percent ( 20%) performance fee and (iii) other expenses charged to the Private Funds pro-rated on a monthly basis, including but not limited to brokerage commissions and execution costs, and without provision for Federal or state taxes.  Custodial fees, if any, were also not included in the calculations.

The Fund’s performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the Private Funds.  The Private Funds are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended.  Consequently, the performance results for the Private Funds could have been adversely affected (i.e., lower) if the Private Funds included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart shows the annual total return of the Sub-Adviser's Private Funds for the period beginning January 2001through December 2010.  The data are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund.  You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Financial Officer, Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel.

Rafferty Capital Markets, LLC , the Trust’s principal underwriter (the “Distributor”), acts as the Trust’s distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser, the Sub-Adviser, or with Atlantic or their affiliates.

Fund Expenses

The Fund is responsible for its own operating expenses. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class.  The Adviser or certain service providers may reduce all or any portion of their fees and may reimburse certain expenses of the Fund.  Any fee reduction or expense reimbursement may be recouped by the service provider for up to three subsequent fiscal years as long as the recoupment does not cause the Net Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.  Any agreement to reduce fees or to reimburse expenses increases the investment performance of the Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Important Information Regarding Dividend and Interest Expenses On Short Sales

Dividend and Interest Expenses on Short Sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equal to any dividend declared or interest paid during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment as an expense. The Fund may also be obligated to pay an interest fee on monies borrowed from an intermediary, such as a prime broker, in connection with a short sale. For tax purposes, any such payment on a security sold short generally reduces the basis of the shorted security, thereby increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the short sale transaction. Also, the Dividend and Interest Expenses on Short Sales are typically offset, in their entirety or in part, by the income derived from earnings on the cash proceeds of the short sales. Nevertheless, the Fund will bear the cost of the Dividend and Interest Expenses on Short Sales.   The Fund is also required to pay any applicable interest on a borrowed security and borrowings related to short sales.

The table below illustrates the Fund’s estimated Total Annual Fund Operating Expenses of the Institutional Class of the Fund with Fund expenses including the effect of Dividend and Interest Expenses on Short Sales and excluding the effect of Dividend and Interest Expenses on Short Sales. The Fund’s Total Annual Operating Expenses (expenses that are deducted from Fund assets) are expected to be:

Comparison of Expenses	Institutional ClassShares
Management Fees	1.50%
Distribution/Service (12b-1) Fees	None%
Other Expenses	[XX]%
Dividend and Interest Expenses on Short Sales	[XX]%
Acquired Fund Fees and Expenses	[XX]%
Total Annual Fund Operating Expenses With Dividend and Interest Expenses on Short Sales	[XX]%
Less Dividend and Interest Expenses on Short Sales	[XX]%
Total Annual Fund Operating Expenses Without Dividend and Interest Expenses on Short Sales (1)	[XX]%

(1)
Excluding the effect of expenses attributable to dividend and interest expenses on short sales and AFFE, the estimated Total Annual Operating Expenses of the Institutional Class of the Fund would be _____%; while the Fund’s Net Annual Operating Expenses would be ____%.

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YOUR ACCOUNT

How to Contact the Fund

E-mail the Fund at:
___________.ta@atlanticfundservices.com

Website Address:
www.________.com

Telephone the Fund at:
(XXX) XXX-XXXX (toll free)
Fax the Fund at:
(207) 347-2195

Write to the Fund at:
Gilded Double Alpha Long Short Fund
P.O. Box 588
Portland, Maine 04112

Overnight address:
Gilded Double Alpha Long Short Fund
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):
Please contact the transfer agent at (XXX) XXX-XXXX (toll free) to obtain the ABA routing number and account number for the Fund.

General Information

You may purchase or sell (redeem) shares of the Fund on any day that the NYSE is open for business.  Under unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of the Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order.  “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees.  All requests to purchase or sell Fund shares received in good order prior to the Fund’s close will receive that day’s NAV.  Requests received in good order after the Fund’s close or on a day when the Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter.  Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

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The Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable.  The Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect the Fund or its operations.

When and How NAV is Determined.  The Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days that the Fund is open for business as markets or exchanges other than the NYSE may be closed.

The NAV of the Fund is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the class.  Since the Fund may invest in securities that trade on foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value, except for certain short-term securities which are valued at amortized cost.  Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time that the Fund calculates its NAV.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Board.  The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board.  Fair valuation may be based on subjective factors and, as a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund’s investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that the Fund values its portfolio securities.

Transactions through Financial Intermediaries.  The Fund has authorized certain financial intermediaries, including the designees of such entities, to accept purchase, redemption and exchange orders on the Fund’s behalf.  If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different than the policies and fees if you had invested directly in the Fund.  Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares.  You should consult your broker or other representative of your financial intermediary for more information.

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All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary.  Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed the same day at that day’s NAV.  To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Fund in compliance with their contractual deadlines.

Payments to Financial Intermediaries.  The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  To the extent that the Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries.  Such compensation is sometimes referred to as “revenue sharing.”  Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program.  Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under federal law.  The Trust’s Anti-Money Laundering Program is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services.  These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law.  If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.________.com].

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Buying Shares

How to Make Payments.  Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Fund does not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).  The Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Fund.

Checks.  Checks must be made payable to Double Alpha Long Short Fund. For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to Double Alpha Long Short Fund. A $20 charge may be imposed on any returned checks.

ACH.  Refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your U.S. financial institution may charge you a fee for this service.

Wires.  Instruct your U.S. financial institution with whom you have an account to make a federal funds wire payment to the Fund.  Your U.S. financial institution may charge you a fee for this service.

Minimum Investments.  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$100,000	$5,000
Retirement Accounts	$100,000	$5,000

See “General Information — Transactions through Financial Intermediaries” for information regarding investment minimums if you are purchasing shares through a financial institution.

No initial or subsequent investment minimums apply for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; (3) mutual fund platforms; and (4) consulting firms.  No initial or subsequent investment minimum for Trustees or officers of the Trust, directors, officers and employees of Gilded Advisors, and employees and affiliates of a Fund, or the Distributor or any of their affiliates, or the spouse, sibling, direct ancestor, or direct descendent (collectively, “relatives”) of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Account Requirements.  The following table describes the requirements to establish certain types of accounts in the Fund.

Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and may have tax benefits.	• •	Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. The custodian must sign in a manner indicating custodial capacity.
Corporations/Other	•
The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.

Trusts	•	The trust must be established before an account may be opened.
	•	The trust should provide the first and signature pages from the trust document identifying the trustees.

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Account Application and Customer Identity Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Fund to identify you.  If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount.  The Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares. You will be subject to any related taxes and will not be able to recoup any redemption fees assessed, if applicable.  If the Fund has not yet received payment for the shares being sold, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

Policy on Prohibition of Foreign Shareholders.  The Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or who can show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures.  The following table describes the procedures for investing in the Fund.

How to Open an Account		How to Add to Your Account
Through a Financial Intermediary		Through a Financial Intermediary
•	Contact your financial intermediary using the method that is most convenient for you.	•	Contact your financial intermediary using the method that is most convenient for you.
By Check		By Check
•	Call, write or e-mail the Fund or visit the Fund’s website for an account application.	•	Fill out an investment slip from a confirmation or write the Fund a letter.
•	Complete the application (and other required documents, if applicable).	•	Write your account number on your check.
•	Mail the Fund your original application (and other required documents, if applicable) and a check.	•	Mail the Fund the investment slip or your letter and the check.
By Wire		By Wire
•	Call, write or e-mail the Fund or visit the Fund’s website for an account application.	•	Instruct your U.S. financial institution to wire your money to the Fund.
•	Complete the application (and other required documents, if applicable).
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	Instruct your U.S. financial institution to wire your money to the Fund.
By Internet		By Internet
•	Due to the minimum investment amounts, initial purchase can not be made via the Internet.	•	Log on to the Fund’s website.
•Select “Account Access.”
•Provide the following information:
•Your user ID
•Your password
•Select the “Purchase” option under the “Account Listing” menu.
•Follow the instructions provided
•
The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.  Subsequent purchases are limited to $25,000 per day (if you would like to invest more than $25,000, you may make the investment by check or wire).

By ACH Payment		By ACH Payment
•	Call, write or e-mail the Fund or visit the Fund’s website for an account application.	•	Call to request a purchase by ACH payment.
•	Complete the application (and other required documents, if applicable).	•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.

15

Systematic Investments.  You may establish a systematic investment plan to invest automatically a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month.  Payments for systematic investments are automatically debited from your designated savings or checking account via ACH.  Systematic investments must be for at least $100 per occurrence.  If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application.  Your signed account application must be received at least three business days prior to the initial transaction.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher.  Please call (XXX) XXX-XXXX (toll free) for additional information regarding systematic investment plans.

Limitation on Frequent Purchases.  Focus is placed on identifying redemption transactions which may be harmful to the Fund or their shareholders if they are frequent.  These transactions are analyzed for offsetting purchases within a pre-determined period of time.  If frequent trading trends are detected, an appropriate course of action will be taken.  Among other things, the Fund reserve the right to cancel (within one business day of detection), restrict or, reject, without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemption.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale of Fund shares may be subject to a redemption fee of 1.00%  of the current NAV of shares redeemed within 90 days of purchase.

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect a Fund or its operations.

Canceled or Failed Payments.  The Fund accepts checks and ACH payments at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear.  You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV.  The right of redemption may not be suspended, except for any period during which:  (1) the NYSE is closed (other than customary weekend and holiday closings) or the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC has issued an order suspending trading for the protection of the shareholders of the Fund.

If the Fund has not yet collected payment for the shares being sold, it may delay sending redemption proceeds until such payment is collected, which may be up to 15 calendar days.

16

How to Sell Shares from Your Account
Through a Financial Intermediary
•	If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
By Mail
•	Prepare a written request including:
• your name(s) and signature(s);
• your account number;
• the Fund name and class;
• the dollar amount or number of shares you want to sell;
• how and where to send the redemption proceed;
• a Medallion Signature Guarantee (if required) and;
• other documentation (if required).
•	Mail the Fund your request and documentation.
By Telephone
•	Call the Fund with your request, unless you declined telephone redemption privileges on your account application.
•	Provide the following information:
• your account number;
• exact name(s) in which the account is registered; and
• additional form of identification.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.
By Internet
•	Log on to the Fund’s website, unless you declined internet trading privileges on your account application.
•	Select “Account Access.”
•	Provide the following information:
• your user ID and;
• your password.
•	Select the “Redemption” option under the “Account Listing” menu.
•	Follow the instructions provided.
•	Redemption proceeds will be electronically credited to your account at the U.S. financial institution identified on your account application.
By Systematic Withdrawal
•	Complete the systematic withdrawal section of the application.
•	Attach a voided check to your application.
•	Mail the completed application to the Fund.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges.  You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application.  The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges.  You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application.  You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals.  You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month.  Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment.  To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.  The plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may terminate your participation in a systematic withdrawal plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

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A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes.  Please call (XXX) XXX-XXXX (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements.  To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee.  A Medallion Signature Guarantee verifies the authenticity of your signature.  You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public.  Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•	written requests to redeem $100,000 or more;
•	changes to a shareholder’s record name or account registration;
•	paying redemption proceeds from an account for which the address has changed within the last 30 days;
•	sending redemption and distribution proceeds to any person, address or financial institution account not on record;
•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account and;
•	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares within 90 days of purchase, you will be charged a 1.00% redemption fee. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions are exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•
An account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Fund’s Transfer Agent or on the books of certain other third parties that are authorized agents of the Fund;

•	redemption of shares in a deceased shareholder’s account;
•	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	redemption of shares purchased through a dividend reinvestment program;
•	redemption of shares pursuant to a systematic withdrawal plan;
•	redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and
•	redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.
The Fund may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Fund may not recognize one or more of the exceptions to the redemption fee listed above.  Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated.  If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary’s account by the Fund.

18

Small Account Balances.  If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below the minimum balance, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance
Standard Accounts	$1,000
Retirement Accounts	$1,000

Redemptions in Kind.  Pursuant to an election filed with the SEC, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash.  If the Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund.  Please see the SAI for more details on redemptions in kind.

Lost Accounts.  The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund.  In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Retirement Accounts

You may invest in shares of the Fund through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” The Fund may also be appropriate for other retirement plans.  Before investing in an IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is attributed.

OTHER INFORMATION

Distributions and Dividend Reinvestments

The Fund declares distributions from net investment income and pays those distributions semi-annually. Any net capital gain realized by the Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a “distribution”) reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions from non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

19

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

The Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. The Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal income tax of 15% (0% for individuals in lower tax brackets) through 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the fund shares. The gain or loss will be capital gain or loss if you held your fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the fund shares for more than one year at the time of the redemption.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

The Fund will be required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax advisor.

Organization

The Trust is a Delaware statutory trust, and the Fund is a series thereof. The Fund does not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as the approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

20

FINANCIAL HIGHLIGHTS

Financial Highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

21

GILDED DOUBLE ALPHA LONG SHORT FUND
INSTITUTIONAL CLASS

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Gilded Double Alpha Long Short Fund
c/o Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(XXX) XXX-XXXX (toll free)

The Fund’s Prospectus, SAI and annual/semi-annual reports, and a description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities, are available without charge on the Fund’s website at: www._______.com

Securities and Exchange Commission Information
You may also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D. C. 20549-1520
e-mail:publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC’s website at: www.sec.gov

Rafferty Capital Markets, LLC
59 Hilton Avenue, Garden City, NY, 11530
www.raffcap.com

Investment Company Act File No. ___-____

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OF SALE IS NOT PERMITTED.

[Logo]
PROSPECTUS

________  ___ 2011

Gilded Double Alpha Long Short Fund
(TICKER)

Investor  Class
No Load Fund

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Gilded Funds and logo are service marks of Gilded Advisors LLC; Gilded Double Alpha Long Short Fund and logo are service marks of Gilded Advisors LLC and Double Alpha Group LLC; other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

Summary Section	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Investment Risks	3
Performance Information	4
Management	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Details Regarding Principal Investment Strategies and Risks	6
Additional Information Regarding Principal Investment Strategies	6
Additional Information Regarding Principal Risk Factors	6
Management	9
Investment Adviser and Sub-adviser	9
Portfolio Managers	9
Additional Performance Details	10
Other Service Providers	10
Fund Expenses	10
Important Information Regarding Dividend and Interest Expenses on Short Sales
Your Account	11
General Information	11
How to Contact the Fund	11
Buying Shares	14
Selling Shares	16
Retirement Accounts	19
Other Information	19
Financial Highlights	21

SUMMARY SECTION

Investment Objective

The Gilded Double Alpha Long Short Fund (the “Fund”) seeks to achieve long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	[XX]%
Dividend and Interest Expenses on Short Sales (2)	[XX]%
Total Annual Fund Operating Expenses	[XX]%
Fee [Reduction or Waiver] and/or Expense Reimbursement (3)	[XX]%
Net Annual Fund Operating Expenses	[XX]%

(1)	“Other expenses” are based on estimated amounts expected to be incurred for the current fiscal year.

(2)
Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on securities sold short. Short sale dividends are treated as expenses and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

(3)
The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses of Investor Class shares to 2.00% through [     ], 2012 (the “Expense Cap”). This expense limitation excludes other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation. The Expense Cap may be changed or eliminated with the consent of the Board of Trustees.  The Adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Adviser occurs within three years of the fee reduction or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.  Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [XX]	$ [XX]

2

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Anticipated portfolio turnover rate of the Fund may be as high as twice per month, or 2400% on an annual basis.

Principal Investment Strategies

The Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of mid to large capitalization companies principally traded in the United States markets, including  (without limit) equity securities of foreign issuers that are traded in the markets of the United States.   The Fund considers  mid capitalization companies as those companies with market capitalizations in the range of $2 billion to $12 billion and large capitalization companies as those companies with market capitalizations in excess of $12 billion. The equity securities in which the Fund may invest include exchange-traded and over-the-counter common stocks as well as sponsored and unsponsored american depositary receipts (ADRs). The number of issuers in the Fund’s portfolio will vary over time.

The Fund’s investment team intends to take long positions in companies it believes are undervalued based on a continuous technical analysis  of trends in industries and companies, earnings power and growth and other investment criteria.  Simultaneously, the Fund intends to engage in short sales of stock of companies which the investment team believes are likely to fall short of expectations, have poor quality management, have earnings that are reflected in the current price or are likely to suffer an event which will effect long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or  increases between the time the stock is sold and when the Fund purchases replacement shares.

In addition, the Fund may effect strategic paired trades, taking both long and short positions in companies in order to reduce the market and sector impact on performance.

Principal Investment Risks

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Equity Securities Risk. The value of the Fund’s holdings may decline due to price fluctuations of a specific security or more broadly across the stock market. These fluctuations could be a sustained trend or a drastic movement.

Large Capitalization Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Mid Capitalization Company Risk. The stocks of mid capitalization companies may entail greater risk and their prices may fluctuate more than those of the securities of larger, more established companies.

3

ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Risks of Foreign Securities” below. In addition, ADRs may not track the price of the underlying securities perfectly.

Short Selling Risk. Short selling involves borrowing a security, selling it and buying it back.  If the Fund buys back the security at a price higher than the price at which it sold the security plus accrued interest, the Fund will have a loss on the transaction.  Any loss will be increased by the amount of compensation, interest or dividends the Fund must pay to the lender of the security sold short. In addition, a short sale may create leverage and, as a result, may cause relatively smaller adverse market movements to have a disproportionate impact on the Fund’s performance. The amount the Fund could lose on a short sale is theoretically unlimited.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

New Fund Risk. The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case, the Board of Trustees may determine to  liquidate the Fund.

Portfolio Turnover Risk. The Fund frequently trades its portfolio securities, so the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Performance Information

The Fund is newly created and does not have a full calendar year performance record.  Performance information will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser. Gilded Advisors LLC (“Gilded Advisors” or “Adviser”) is the Fund’s investment adviser.

The Sub-Adviser. Double Alpha Group LLC (“Double Alpha” or “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Managers

Messrs. Henry Sargent and Dante D’Orazio of the Adviser and Sub-Adviser, respectively, are portfolio managers of the Fund. Messrs. Sargent and D’Orazio have managed the Fund since its commencement in 2011.

4

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business.  You may purchase or redeem shares directly from the Fund by calling (XXX) XXX-XXXX (toll free) or writing to the Fund at Gilded Double Alpha Long Short Fund, P.O. Box 588, Portland, Maine 04112.  You also may purchase or redeem shares of the Fund through your financial intermediary.  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$100,000	$5,000
Retirement Accounts	$100,000	$5,000

No initial or subsequent investment minimums apply for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; (3) mutual fund platforms; and (4) consulting firms.  No initial or subsequent investment minimum for Trustees or officers of the Trust, directors, officers and employees of Gilded Advisors, and employees and affiliates of a Fund, or the Fund’s distributor or any of their affiliates, or the spouse, sibling, direct ancestor, or direct descendent (collectively, “relatives”) of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Tax Information

Shareholders may receive distributions of dividends and capital gains from the Fund, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

DETAILS REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Investment Objective

The Gilded Double Alpha Long Short Fund (the “Fund”) seeks to achieve long term capital appreciation  through the Adviser and Sub-Adviser’s proprietary hedged analytical equity securities trading strategy.

Additional Information Regarding Principal Investment Strategies

This section provides some additional information about the Fund’s investments and certain portfolio management techniques that  the Fund may use.  More information about the Fund’s investments and portfolio management techniques, as well as any related risks, is included in the SAI. References to the “Adviser” below also includes the the Sub-Adviser.

The Adviser seeks to construct a portfolio that has less volatility than the S&P 500 Index generally. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees (“Board”) without a vote of shareholders.  Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Fund having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Fund.

The Fund will pursue its investment objective through investments in a wide range of securities pursuant to a equity securities trading strategy comprised of three primary objectives as follows:  (a) an attempt to extract profits from almost all market conditions on a consistent basis; (b) capital retention by attempting to maintain a near market neutral exposure between long and short positions in the portfolio, thereby potentially minimizing the impact on the Fund’s portfolio from any sharp up or down market movements; and (c) an attempt to adhere to a strict trading discipline by following the criteria of its trading strategy using electronic trading links to the various exchanges and markets.

The Adviser’s trading strategy is based on a form of Arbitrage Pricing Theory (“APT”), which attempts to construct multi-factor models to describe the behavior of security prices.  Depending on the models’ interpretation of security prices, an arbitrage evolves, which attempts to take advantage of the momentary pricing aberrations that the multi-factor models indicate are occurring.  The trading strategy is to buy and hold long the securities the multi-factor models indicate are undervalued and to sell short the securities the multi-factor models indicate are overvalued.  These securities generally are held until they reach a nominal value indicated by the models.

The common name of this strategy is Statistical Arbitrage or “StatArb”.  Market conditions are always evolving and, as a result, adjustments may be made to the Statistical Arbitrage models used in managing the Fund’s portfolio.  Therefore, the description of the strategy is intended to be general in nature and not intended to be exhaustive. The Fund’s portfolio turnover will vary depending upon the number and type of trading opportunities presented, as well as the Fund’s other cash requirements.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information Regarding Principal Investment Risks

General Market Risk.  The Fund’s NAV will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

6

Market Events Risk.  Global securities markets have experienced significant volatility since 2008.  The fixed-income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the prices of securities of individual companies have been negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies.  Continuing market problems may have adverse effects on the performance of the Fund.

Equity Securities Risk. The value of the Fund’s holdings may decline due to price fluctuations of a specific security or more broadly across the stock market. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Large Capitalization Company Risk. Large capitalization company stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be slow to respond to challenges and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Capitalization Company Risk. Investing in the securities of mid capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies.  Since smaller companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

ADR Risk. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs representing these underlying securities may change materially at times when the U.S. markets are not open for trading.

Short Selling Risk   Short selling involves borrowing a security, selling it and buying it back. If the Fund buys back the security at a price lower (or higher) than the price at which it sold the security plus accrued interest, the Fund will make a profit (or loss) on the transaction. The Fund’s use of short sales may involve additional transactions costs and other expenses, which may cause the Fund to lose money. In addition, short sales may contribute to leverage, increase the volatility and decrease the liquidity of certain securities or positions, lowering the Fund’s return or resulting in a loss.

Management Risk. The ability of the Fund to meet its investment objective is directly related to whether or not the Adviser and/or the Sub-Adviser can successfully implement their investment strategies.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and/or Sub-Adviser’s research and analysis.  If the investment strategies implemented by the Adviser and/or Sub-Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could under perform other mutual funds with similar investment objectives.  Neither the Adviser nor the Sub-Adviser has previously managed a mutual fund.

New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees it if determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Portfolio Turnover Risk. The Fund frequently trades its portfolio securities, so the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

Segregated Account Risk. A requirement may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with short selling and other investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

7

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”), which is also available on the Fund’s website at [www._______.com.]

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	are willing to tolerate significant changes in the value of your investment;
•	are pursuing a long-term goal; and
•	are willing to accept higher short-term risk.

The Fund may not be appropriate for you if you:

•	need regular income of stability of principal;
•	are pursuing a short-term goal or investing emergency reserves; or
•	Want an investment that pursues market trends or focuses only on particular sectors or industries.

8

MANAGEMENT

The Fund is a series of the Gilded Funds (the “Trust”), an open-end, management investment company (mutual fund).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees.  The Board of Trustees oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Fund.  Additional information regarding the Board of Trustees and the Trust’s executive officers, may be found in the Statement of Additional Information (the “SAI”), which is available from the Fund’s website at www.___________.com.

Investment Adviser and Sub-Adviser

The Fund’s Adviser is Gilded Advisors LLC, with its principal place of business located at 850 Third Avenue, 16th Floor, New York, New York 10022.   Gilded Advisors provides investment advisory services to the Fund pursuant to an investment advisory agreement between Gilded Advisors and the Trust (the “Investment Advisory Agreement”). Gilded Advisors was founded in 2011 and is newly registered as an investment adviser with the U.S. Securities and Exchange Commission (the "SEC"). The Fund is the first registered investment company and client for which Gilded Advisors provides investment advisory services.  As of [           ] 2011, Gilded Advisors did not manage any assets.  Gilded Advisors does not manage any other U.S. registered mutual funds.

Pursuant to the Investment Advisory Agreement, Gilded Advisors receives an advisory fee from the Fund at an annual rate equal to 1.50% of the Fund’s average daily net assets, calculated daily and paid monthly. Gilded Advisors  pays any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement.  Gilded Advisors as opposed to Fund shareholders will benefit in any decreases in sub-advisory fees.

A discussion summarizing the basis on which the Board of Trustees most recently approved the Investment Advisory Agreement with Gilded Advisors will be available in the Fund’s annual report for the period ended [_____ __ 2011].

Subject to the general oversight of the Board of Trustees and  Gilded Advisors, Double Alpha Group, LLC is directly responsible for the day-to-day management of the Fund’s portfolio. Gilded Advisors retains overall supervisory responsibility for the general management and investment of the Fund’s assets. Gilded Advisors pays any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement with the Fund.

Double Alpha Group LLC, with its principal place of business located at 850 Third Avenue, 16th Floor, New York, New York 10022, is the Fund’s investment sub-adviser pursuant to a sub-advisory agreement with Gilded Advisors..  Double Alpha is registered with the SEC as an investment adviser and provides investment sub-advisory services to the Fund as well as to several private alternative investment funds.

Portfolio Managers

Mr. Henry Sargent of Gilded Advisors is a portfolio manager of the Fund and is responsible for manager selection and overall portfolio construction, allocation, and monitoring of the Fund's assets. Mr. Sargent is President, CEO, founder and sole owner of the Adviser, which was formed in 2011. Mr. Sargent is also President and Chief Compliance Officer of Double Alpha Group, LLC, a sub-adviser to the Fund. Prior to founding the Adviser in 2011, Mr. Sargent served as a fund manager at Southridge LLC for the past 12 years.

Dante D’Orazio, of Double Alpha is a portfolio manager of the Fund, and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. D’Orazio developed the quantitative trading model which is utilized by the Fund. Mr. D’Orazio joined Double Alpha Group Inc., the predecessor of Double Alpha Group (New York) LLC in July 1997.  From 1995 to 1997, he specialized in corporate bonds and credit curve analysis at Salomon Brothers’ Fixed Income Strategy Group.  In 1986 Mr. D’Orazio was responsible for the development of equity derivative models, trading strategies, and risk management at New Windsor Associates.  He received a BS in Computer Science with concentration in Finance from Brooklyn College.  In 1995 Mr. D’Orazio earned the CFA charter designation.

The Fund’s SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of the Fund’s securities by the portfolio manager.

9

On or about October 2010,  the SEC and the Connecticut Attorney General State Banking Department each filed civil complaints in U.S. Federal District Court in Connecticut, and Connecticut State Court, respectively, against Mr. Stephen Hicks of Southridge Capital Management LLC and Southridge Advisors LLC alleging various civil infractions related to the management and operation of several private investment funds for which Hicks and Southridge served as the investment manager. Mr. Sargent is an indirect minority owner of Southridge LLC, the parent company of Southridge Capital Management LLC and Southridge Advisors LLC. Mr. Sargent also has served as a fund manager at Southridge LLC for the past 12 years where his responsibilities include investment selection, deal structuring, monitoring, workouts and reorganizations of Southridge’s Reg D (restricted securities) portfolios.   The Fund has been advised  by legal counsel to these entities that such entities have denied in whole the allegations asserted  in these complaints and are rigorously defending these actions. More detailed information on these actions is available at www.southridgecapital.info and obtaining a password for access from Gilded Advisors.  None of Mr. Sargent, the Adviser, the Sub-Adviser, or any employee of the Adviser or Sub-Adviser, is a party to these actions. Mr. Hicks is neither an employee, officer nor owner of the Adviser or the Sub-Adviser. The Sub-Adviser is indirectly majority owned by a trust controlled by Mr. Hicks’ wife, Mary Hicks, of which Mr. Hicks disclaims any beneficial ownership.  The Fund does not believe that these legal actions will have any material adverse effect on the Fund or the ability of the Adviser or Sub-Adviser to perform its services or agreement with the Fund.

Additional Performance Details

The performance data set forth below relates to the historical performance of the private client accounts managed by the Sub-Adviser (“Private Funds”) that have investment objectives, methodology and strategy substantially similar to those of the Fund.  These accounts are managed by the portfolio manager for the Sub-Adviser which is responsible for the day to day management of the Fund’s portfolio. The portfolio manager for the Sub-Adviser manages the Private Fund’s portfolio and has made the investment  decisions for the Private Funds’ portfolio since the strategy inception date.  As of ___________, 2011, neither the Adviser nor Sub-Advisor has managed any registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Sub-Adviser is primarily responsible for the Fund’s investment performance, the information presented does not represent the past performance of the Fund.  If the performance of the Private Funds had been readjusted to reflect the first year expenses of the Fund, the performance of the Private Funds would have been lower. In addition, Private Funds’  returns presented below represent the use of an average leverage ratio of [2.68:1], which is higher leverage than is allowable for investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore the Fund’s performance will vary from the performance data presented below. You should not consider the following  performance data as an indication of past or future performance of the Fund.

All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses.  All returns reflect the deduction of (i) the management fee charged before the deduction of the performance fee, if applicable (ii) a twenty percent ( 20%) performance fee and (iii) other expenses charged to the Private Funds pro-rated on a monthly basis, including but not limited to brokerage commissions and execution costs, and without provision for Federal or state taxes.  Custodial fees, if any, were also not included in the calculations.

The Fund’s performance is calculated using the method required by the SEC, which differs from the method used to calculate the performance of the Private Funds.  The Private Funds are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended.  Consequently, the performance results for the Private Funds could have been adversely affected (i.e., lower) if the Private Funds included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart shows the annual total return of the Sub-Adviser's Private Funds for the period beginning January 2001through December 2010.  The data are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund.  You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Financial Officer, Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel.

Rafferty Capital Markets, LLC , the Trust’s principal underwriter (the “Distributor”), acts as the Trust’s distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser, the Sub-Adviser, or with Atlantic or their affiliates.

Fund Expenses

The Fund is responsible for its own operating expenses. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class.  The Adviser or certain service providers may reduce all or any portion of their fees and may reimburse certain expenses of the Fund.  Any fee reduction or expense reimbursement may be recouped by the service provider for up to three subsequent fiscal years as long as the recoupment does not cause the Net Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.  Any agreement to reduce fees or to reimburse expenses increases the investment performance of the Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

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Important Information Regarding Dividend and Interest Expenses On Short Sales

Dividend and Interest Expenses on Short Sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equal to any dividend declared or interest paid during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment as an expense. The Fund may also be obligated to pay an interest fee on monies borrowed from an intermediary, such as a prime broker, in connection with a short sale. For tax purposes, any such payment on a security sold short generally reduces the basis of the shorted security, thereby increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the short sale transaction. Also, the Dividend and Interest Expenses on Short Sales are typically offset, in their entirety or in part, by the income derived from earnings on the cash proceeds of the short sales. Nevertheless, the Fund will bear the cost of the Dividend and Interest Expenses on Short Sales.   The Fund is also required to pay any applicable interest on a borrowed security and borrowings related to short sales.

The table below illustrates the Fund’s estimated Total Annual Fund Operating Expenses of the Investor Class of the Fund with Fund expenses including the effect of Dividend and Interest Expenses on Short Sales and excluding the effect of Dividend and Interest Expenses on Short Sales. The Fund’s Total Annual Operating Expenses (expenses that are deducted from Fund assets) are expected to be:

Comparison of Expenses	Investor ClassShares
Management Fees	1.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	[XX]%
Dividend and Interest Expenses on Short Sales	[XX]%
Acquired Fund Fees and Expenses	[XX]%
Total Annual Fund Operating Expenses With Dividend and Interest Expenses on Short Sales	[XX]%
Less Dividend and Interest Expenses on Short Sales	[XX]%
Total Annual Fund Operating Expenses Without Dividend and Interest Expenses on Short Sales (1)	[XX]%

(1)
Excluding the effect of expenses attributable to dividend and interest expenses on short sales and AFFE, the estimated Total Annual Operating Expenses of the Investor Class of the Fund would be _____%; while the Fund’s Net Annual Operating Expenses would be ____%.

-  -

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YOUR ACCOUNT

How to Contact the Fund

E-mail the Fund at:
___________.ta@atlanticfundservices.com

Website Address:
www.________.com

Telephone the Fund at:
(XXX) XXX-XXXX (toll free)
Fax the Fund at:
(207) 347-2195

Write to the Fund at:
Gilded Double Alpha Long Short Fund
P.O. Box 588
Portland, Maine 04112

Overnight address:
Gilded Double Alpha Long Short Fund
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):
Please contact the transfer agent at (XXX) XXX-XXXX (toll free) to obtain the ABA routing number and account number for the Fund.

General Information

You may purchase or sell (redeem) shares of the Fund on any day that the NYSE is open for business.  Under unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of the Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order.  “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees.  All requests to purchase or sell Fund shares received in good order prior to the Fund’s close will receive that day’s NAV.  Requests received in good order after the Fund’s close or on a day when the Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter.  Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

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The Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable.  The Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect the Fund or its operations.

When and How NAV is Determined.  The Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days that the Fund is open for business as markets or exchanges other than the NYSE may be closed.

The NAV of the Fund is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the class.  Since the Fund may invest in securities that trade on foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value, except for certain short-term securities which are valued at amortized cost.  Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time that the Fund calculates its NAV.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Board.  The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board.  Fair valuation may be based on subjective factors and, as a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund’s investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that the Fund values its portfolio securities.

Transactions through Financial Intermediaries.  The Fund has authorized certain financial intermediaries, including the designees of such entities, to accept purchase, redemption and exchange orders on the Fund’s behalf.  If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different than the policies and fees if you had invested directly in the Fund.  Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares.  You should consult your broker or other representative of your financial intermediary for more information.

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All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary.  Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed the same day at that day’s NAV.  To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Fund in compliance with their contractual deadlines.

Payments to Financial Intermediaries.  The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  To the extent that the Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries.  Such compensation is sometimes referred to as “revenue sharing.”  Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program.  Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under federal law.  The Trust’s Anti-Money Laundering Program is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services.  These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law.  If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.________.com].

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Buying Shares

How to Make Payments.  Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Fund does not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).  The Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Fund.

Checks.  Checks must be made payable to Double Alpha Long Short Fund. For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to Double Alpha Long Short Fund. A $20 charge may be imposed on any returned checks.

ACH.  Refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your U.S. financial institution may charge you a fee for this service.

Wires.  Instruct your U.S. financial institution with whom you have an account to make a federal funds wire payment to the Fund.  Your U.S. financial institution may charge you a fee for this service.

Minimum Investments.  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$100,000	$5,000
Retirement Accounts	$100,000	$5,000

See “General Information — Transactions through Financial Intermediaries” for information regarding investment minimums if you are purchasing shares through a financial institution.

No initial or subsequent investment minimums apply for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; (3) mutual fund platforms; and (4) consulting firms.  No initial or subsequent investment minimum for Trustees or officers of the Trust, directors, officers and employees of Gilded Advisors, and employees and affiliates of a Fund, or the Fund's distributor or any of their affiliates, or the spouse, sibling, direct ancestor, or direct descendent (collectively, “relatives”) of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Account Requirements.  The following table describes the requirements to establish certain types of accounts in the Fund.

Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and may have tax benefits.	• •	Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. The custodian must sign in a manner indicating custodial capacity.
Corporations/Other	•
The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.

Trusts	•	The trust must be established before an account may be opened.
	•	The trust should provide the first and signature pages from the trust document identifying the trustees.

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Account Application and Customer Identity Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Fund to identify you.  If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount.  The Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares. You will be subject to any related taxes and will not be able to recoup any redemption fees assessed, if applicable.  If the Fund has not yet received payment for the shares being sold, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

Policy on Prohibition of Foreign Shareholders.  The Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or who can show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures.  The following table describes the procedures for investing in the Fund.

How to Open an Account		How to Add to Your Account
Through a Financial Intermediary		Through a Financial Intermediary
•	Contact your financial intermediary using the method that is most convenient for you.	•	Contact your financial intermediary using the method that is most convenient for you.
By Check		By Check
•	Call, write or e-mail the Fund or visit the Fund’s website for an account application.	•	Fill out an investment slip from a confirmation or write the Fund a letter.
•	Complete the application (and other required documents, if applicable).	•	Write your account number on your check.
•	Mail the Fund your original application (and other required documents, if applicable) and a check.	•	Mail the Fund the investment slip or your letter and the check.
By Wire		By Wire
•	Call, write or e-mail the Fund or visit the Fund’s website for an account application.	•	Instruct your U.S. financial institution to wire your money to the Fund.
•	Complete the application (and other required documents, if applicable).
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	Instruct your U.S. financial institution to wire your money to the Fund.
By Internet		By Internet
•	Due to the minimum investment amounts, initial purchase can not be made via the Internet.	•	Log on to the Fund’s website.
•Select “Account Access.”
•Provide the following information:
•Your user ID
•Your password
•Select the “Purchase” option under the “Account Listing” menu.
•Follow the instructions provided
•
The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.  Subsequent purchases are limited to $25,000 per day (if you would like to invest more than $25,000, you may make the investment by check or wire).

By ACH Payment		By ACH Payment
•	Call, write or e-mail the Fund or visit the Fund’s website for an account application.	•	Call to request a purchase by ACH payment.
•	Complete the application (and other required documents, if applicable).	•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.

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Systematic Investments.  You may establish a systematic investment plan to invest automatically a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month.  Payments for systematic investments are automatically debited from your designated savings or checking account via ACH.  Systematic investments must be for at least $100 per occurrence.  If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application.  Your signed account application must be received at least three business days prior to the initial transaction.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher.  Please call (XXX) XXX-XXXX (toll free) for additional information regarding systematic investment plans.

Limitation on Frequent Purchases.Focus is placed on identifying redemption transactions which may be harmful to the Fund or their shareholders if they are frequent.  These transactions are analyzed for offsetting purchases within a pre-determined period of time.  If frequent trading trends are detected, an appropriate course of action will be taken.  Among other things, the Fund reserve the right to cancel (within one business day of detection), restrict or, reject, without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemption.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale of Fund shares may be subject to a redemption fee of 1.00%  of the current NAV of shares redeemed within 90 days of purchase.

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect a Fund or its operations.

Canceled or Failed Payments.  The Fund accepts checks and ACH payments at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear.  You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV.  The right of redemption may not be suspended, except for any period during which:  (1) the NYSE is closed (other than customary weekend and holiday closings) or the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC has issued an order suspending trading for the protection of the shareholders of the Fund.

If the Fund has not yet collected payment for the shares being sold, it may delay sending redemption proceeds until such payment is collected, which may be up to 15 calendar days.

17

How to Sell Shares from Your Account
Through a Financial Intermediary
•	If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
By Mail
•	Prepare a written request including:
• your name(s) and signature(s);
• your account number;
• the Fund name and class;
• the dollar amount or number of shares you want to sell;
• how and where to send the redemption proceed;
• a Medallion Signature Guarantee (if required) and;
• other documentation (if required).
•	Mail the Fund your request and documentation.
By Telephone
•	Call the Fund with your request, unless you declined telephone redemption privileges on your account application.
•	Provide the following information:
• your account number;
• exact name(s) in which the account is registered; and
• additional form of identification.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.
By Internet
•	Log on to the Fund’s website, unless you declined internet trading privileges on your account application.
•	Select “Account Access.”
•	Provide the following information:
• your user ID and;
• your password.
•	Select the “Redemption” option under the “Account Listing” menu.
•	Follow the instructions provided.
•	Redemption proceeds will be electronically credited to your account at the U.S. financial institution identified on your account application.
By Systematic Withdrawal
•	Complete the systematic withdrawal section of the application.
•	Attach a voided check to your application.
•	Mail the completed application to the Fund.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges.  You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application.  The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges.  You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application.  You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals.  You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month.  Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment.  To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.  The plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may terminate your participation in a systematic withdrawal plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

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A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes.  Please call (XXX) XXX-XXXX (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements.  To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee.  A Medallion Signature Guarantee verifies the authenticity of your signature.  You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public.  Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•	written requests to redeem $100,000 or more;
•	changes to a shareholder’s record name or account registration;
•	paying redemption proceeds from an account for which the address has changed within the last 30 days;
•	sending redemption and distribution proceeds to any person, address or financial institution account not on record;
•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account and;
•	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares within 90 days of purchase, you will be charged a 1.00% redemption fee. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions are exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•
An account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Fund’s Transfer Agent or on the books of certain other third parties that are authorized agents of the Fund;

•	redemption of shares in a deceased shareholder’s account;
•	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	redemption of shares purchased through a dividend reinvestment program;
•	redemption of shares pursuant to a systematic withdrawal plan;
•	redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and
•	redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.

The Fund may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Fund may not recognize one or more of the exceptions to the redemption fee listed above.  Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated.  If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary’s account by the Fund.

Small Account Balances.  If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below the minimum balance, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance
Standard Accounts	$1,000
Retirement Accounts	$1,000

19

Redemptions in Kind.  Pursuant to an election filed with the SEC, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash.  If the Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund.  Please see the SAI for more details on redemptions in kind.

Lost Accounts.  The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund.  In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Rule 12b-1 and Other Service Fees.  The Trust has adopted a Rule 12b-1 plan under which the Investor Class of the Fund pays the Distributor a fee up to 0.25% of the average daily net assets for distribution services and/or the servicing of shareholder accounts.  The Investor Class pays distribution fees on an ongoing basis.  Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to the Fund.

In addition to paying fees under the Rule 12b-1 plan, the Investor Class may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Retirement Accounts

You may invest in shares of the Fund through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” The Fund may also be appropriate for other retirement plans.  Before investing in an IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is attributed.

OTHER INFORMATION

Distributions and Dividend Reinvestments

The Fund declares distributions from net investment income and pays those distributions semi-annually. Any net capital gain realized by the Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a “distribution”) reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions from non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

The Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. The Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal income tax of 15% (0% for individuals in lower tax brackets) through 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the fund shares. The gain or loss will be capital gain or loss if you held your fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the fund shares for more than one year at the time of the redemption.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

The Fund will be required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax advisor.

Organization

The Trust is a Delaware statutory trust, and the Fund is a series thereof. The Fund does not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as the approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

20

FINANCIAL HIGHLIGHTS

Financial Highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

21

GILDED DOUBLE ALPHA LONG SHORT FUND
INVESTOR CLASS

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Gilded Double Alpha Long Short Fund
c/o Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(XXX) XXX-XXXX (toll free)

The Fund’s Prospectus, SAI and annual/semi-annual reports, and a description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities, are available without charge on the Fund’s website at: www.________.com

Securities and Exchange Commission Information
You may also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D. C. 20549-1520
e-mail:publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC’s website at: www.sec.gov

Rafferty Capital Markets, LLC
59 Hilton Avenue, Garden City, NY, 11530
www.raffcap.com

Investment Company Act File No. ___-____

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Statement of Additional Information

_______ __, 2011
Investment Adviser:
Gilded Advisors LLC
850 Third Avenue, 16th Floor,
New York, New York 10022

Sub-Investment Adviser:
Double Alpha Group, LLC
850 Third Avenue, 16th Floor,
New York, New York  10022

Account Information and Shareholder Services:

Attn: Transfer Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(XXX) XXX-XXXX
GILDED DOUBLE ALPHA LONG SHORT FUND Institutional Class (Ticker) Investor Class (Ticker)

This Statement of Additional Information (the “SAI”) supplements the Prospectuses dated August ___, 2011, as they may be amended from time to time, offering shares of the Investor Class and  Institutional Class of  Gilded Double Alpha Long Short Fund (the “Fund”) (together, the “Prospectuses”), a separate series of the Gilded Funds, a registered, open-end management investment company.  This SAI is not a prospectus and should only be read in conjunction with the Prospectuses.  You may obtain the Prospectuses without charge by contacting Atlantic Fund Administration, LLC d/b/a Atlantic Fund Services (“Atlantic”) at the address or telephone number listed above.  This SAI is incorporated herein by reference in the Fund’s Prospectuses.  In other words, it is legally a part of each Prospectus.

The Fund has not commenced operations as of the date hereof and thus the Fund’s financial statements are not available at this time.

Copies of the Annual Report may be obtained, when they are available, without charge and upon request, by contacting Atlantic at the address, telephone number or email address listed above.

Table of Contents

TABLE OF CONTENTS

GLOSSARY	i

1. Investment Policies and Risks	1

2. Investment Limitations	7

3. Board of Trustees, Management and Service Providers	8

4. Portfolio Transactions	16

5. Purchase and Redemption Information	18

6. Taxation	19

7. Other Matters	21

Appendix A - DESCRIPTION OF SECURITIES RATINGS	A-1

Appendix B - PROXY VOTING POLICIES AND PROCEDURES	B-1

i

Investment Policies and Risks

The Gilded Double Alpha Long Short Fund (“Fund”) is a diversified series of the Gilded Funds, a Delaware statutory trust (“Trust”). This section supplements, and should be read in conjunction with, the Fund’s Prospectuses. The following are descriptions of permitted investments and investment practices of the Fund and the associated risks.  The Fund will invest in any of the following instruments or engage in any of the following investment practices if such investment or practice is consistent with the Fund’s investment objective.  Please see the Prospectuses for a discussion of the Fund’s investment objective, principal investment strategies and principal risks of investing in the Fund.

Equity Securities

A.           Common Stock

The Fund may invest in common stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.  The market value of all securities, including common stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.  If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

B.           Depositary Receipts

The Fund may invest in depositary receipts.  A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security.  The Fund will only purchase depositary receipts known as sponsored and unsponsored American Depositary Receipts (“ADRs”).  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.    Fixed Income Securities

Corporate Debt Obligations

The Funds may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than nine months. In addition, the Funds may invest in corporate debt securities registered and sold in the United States by foreign issuers ( sometimes called Yankee bonds) and those sold outside the United States by foreign or U.S. issuers ( sometimes called Eurobonds). The Funds may only invest in commercial paper that is rated in one of the two highest short-term rating categories by an organization providing ratings or, if unrated, is judged by  Gilded Advisors LLC (“Adviser”) to be of comparable quality.

U.S. Government Securities

The Funds may invest in U.S. Government Securities.  U.S. Government Securities include:  (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the Federal Housing Administration (“FHA”), Government National Mortgage Association (“GNMA”), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal Home Loan Banks).  These U.S. Government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. Government.  They are supported by the credit of the issuing agency, instrumentality or corporation.  The range of maturities of U.S. Government Securities is usually three months to thirty years.  In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.  Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”).  The FHFA and the U.S. Treasury (through its agreement to purchase Freddie Mac and Fannie Mae preferred stock) have imposed strict limits on the size of their mortgage portfolios.  While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012.  While the U.S. Treasury is committed to offset negative equity at Freddie Mac and Fannie Mae through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Freddie Mac and Fannie Mae will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae and Freddie Mac by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  Serious discussions among policymakers continue, however, as to whether Freddie Mac and Fannie Mae should be nationalized, privatized, restructured, or eliminated altogether.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of Freddie Mac and Fannie Mae is in serious question as the U.S. Government considers multiple options.

The Funds may also invest in separated or divided U.S. Government Securities.  These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself.  When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future.  The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures.  The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased.  Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity.  The market values of these securities are much more susceptible to change in market interest rates than income-producing securities.  These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

The Funds may also purchase certificates not issued by the U.S. Department of the Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Department of the Treasury.  The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder.  These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

Risks. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer’s ability to pay, when due, the principal of and interest on its fixed income securities.

Interest Rates. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Credit. The Fund’s investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers’ creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of a Subadviser to do so.

Moody’s, S&P and other organizations are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities is included in Appendix A to this SAI. Adviser or a Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, Absolute or a Subadviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. An issuer’s current financial condition may be better or worse than a rating indicates.

D.    Leverage Transactions

The Fund may use leverage to increase potential returns.  Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments.  Leverage transactions include borrowing for other than temporary or emergency purposes, purchasing securities on margin (borrowing money from a bank to purchase securities), selling securities short (selling securities that are not owned), lending portfolio securities, entering into repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis.

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

Risks. The risks of leverage include a higher volatility of the net asset value per share (“NAV”) of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Senior Securities. Subject to Section 18(f)(1) of the Investment Company Act of 1940, as amended (the "1940 Act") and any rules, regulations and SEC interpretations, and any exemptive orders or interpretive release promulgated thereunder, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Short Sales

To sell short, the Fund will borrow the security from a broker, sell it and maintain the proceeds of the transaction in its brokerage account.  The broker will charge the Fund interest during the period it borrows the security.  The Fund may close the short sale by purchasing the security in the open market at the market price.  If the proceeds received from the short sale (less the interest charges) exceed the amount paid for the security, the Fund will incur a gain on the transaction.  If the proceeds received from the short sale (less the interest charges) are less than the amount paid for the security, the Fund will incur a loss on the transaction.  Employing a long/short strategy is speculative and involves a high degree of risk, particularly when used for non-hedging purposes.

Dollar Roll Transactions

Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party.  During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, however, the Fund assumes the risk of ownership.  The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.  The Fund will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios.

Securities Lending and Repurchase Agreements

The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions.  In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan.  The Fund may share the interest it receives on the collateral securities with the borrower.  The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.  Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.  The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements that are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Fund enters into a repurchase agreement, they will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

 Segregated Assets. The Fund will comply with SEC guidelines with respect to coverage of certain strategies and, if the guidelines require, it will set aside on its books and records, cash, liquid securities and other permissible assets (“Segregated Assets”) in a segregated account with Union Bank (the “Custodian”) in the prescribed amount.  The asset value, which is marked to market daily, will be at least equal to the Fund’s commitments under these transactions less any proceeds or margin on deposit.

E.           Illiquid and restricted Securities

The Fund may invest up to 15% of its assets  in illiquid securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act") (“restricted securities”).

Risks. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Sub- Adviser to be liquid, can become illiquid.

Rule 144A Securities Risk. Rule 144A Securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so or that the Fund may have to sell the security at a lower price than that which would be available if the security were more liquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security which when purchased was liquid in the institutional markets may subsequently become illiquid.

Determination of Liquidity. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

F.           Borrowing

The Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio.  In the event that the Fund’s borrowings exceed 33 1/3% of the Fund’s total assets, the Fund shall reduce the amount of its borrowings, within 3 days (excluding Sundays and holidays) in order to reduce borrowings to no more than 33 1/3% of total assets.

Risks. Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund’s investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense incurred as a result of borrowing were to exceed the net return to investors, the Fund’s use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed the greater potential of gain or loss to the Fund.

G.           Pooled Investment Vehicles

Open-End and Closed-End Investment Companies and ETFs

The Fund may invest in shares of open-end and closed-end investment companies or in ETFs.  ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”) iShares® and VIPERs®.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s fees and expenses, in addition to its own fees and expenses. In addition, it will be exposed to the investment risks associated with the other investment company, which generally reflect the risks of the underlying securities. To the extent that the Fund invests in open-end or closed-end companies that invest primarily in the common stock of companies located outside the U.S., see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Foreign Securities” above.

As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company or another investment company fails to achieve its investment objective, the value of the Fund's investment may decline, adversely affecting the Fund’s performance.

Because ETFs are generally investments companies, owning an ETF generally entails the same risks of owning investment company securities. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund and lack of liquidity in an ETF could result in its market price being more volatile than the underlying portfolio of securities. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium to the ETF’s NAV. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance. Further, as debt securities of an issuer, ETN shares are subject to the same risks described for “Corporate Debt Obligations” above.

Real Estate Investment Trusts (“REITs”)

The Fund may purchase REITs.  A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.

Risks. Because REITs have ongoing operating fees and expenses, which may include management, operating and administration expenses, REIT shareholders including the Fund will bear a proportionate share of those expenses in addition to the expenses of the Fund.

The Fund also may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

H.           Temporary Defensive Position and Cash Investments

The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality.  Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization or, if not rated, determined by the Adviser or Sub-Adviser to be of comparable quality.  The Fund also may invest in prime quality money market instruments pending investment of cash balances.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds.  The Fund may only invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), including rules and regulations, SEC interpretations and any exemptive orders or interpretive relief as promulgated thereunder .The money market instruments in which the Fund may invest may have variable or floating rates of interest.  These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.  These obligations generally are not traded, nor generally is there an established secondary market for these obligations.  To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

I.           Market Volatility

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Domestic equity markets have experienced significant volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.  It is uncertain whether or for how long these conditions could occur.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible market volatility may have an adverse effect on the Fund.

Investment Limitations

The Trust, on behalf of the Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act.  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund’s investment objective is a non-fundamental policy.  Non-fundamental policies may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Fund having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Fund.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund may not:

1.           Borrowing Money

Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.           Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

3.           Underwriting Activities

Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

4.           Making Loans

Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.           Purchases and Sales of Real Estate

Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.           Purchases and Sales of Commodities

Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.           Issuance of Senior Securities

Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8.           Diversification

With respect to 75% of the value of its total assets, purchase securities, other than U.S. Government Securities or the securities of other investment companies, of any one issuer, if: (1) more than 5% of the Fund’s total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

Board of Trustees, Management and Service Providers

A. Board of Trustees.

The Trust is governed by its Board of Trustees.  The Board of Trustees is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law, Delaware law and the stated policies of the Fund.  The Board of Trustees oversees the Trust’s officers and service providers, including the Adviser or Sub-Adviser, who is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board of Trustees.  In carrying out these responsibilities, the Board of Trustees regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”).  The Board of Trustees also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board of Trustees.

Board Structure and Related Matters. Board members, who are not interested persons of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Independent Trustees”), constitute at least seventy-five percent (75%) of the Board.  [________________], an Independent Trustee, serves as Independent Chair of the Board of Trustees.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers, other management personnel and counsel to the Fund.  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee.  The Board has established four standing committees: the Audit Committee, the Nominating Committee, the Valuation Committee and the Qualified Legal Compliance Committee.  The members and responsibilities of each Board committee are summarized on page 9.

The Board of Trusteesperiodically evaluates its structure and composition as well as various aspects of its operations.  The Board of Trusteesbelieves that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board of Trusteesconducts a self-evaluation that considers, among other matters, whether the Board of Trusteesand its committees are functioning effectively and whether, given the size and composition of the Board of Trusteesand each if its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Board of Trustees holds two regularly scheduled in-person meetings and schedules four telephonic meetings each year.  The Board of Trusteesmay hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information.  Each Trustee serves until his or her death, resignation or removal and replacement.  The address for all Trustees is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine, 04101.  Each Trustee oversees 1 series of the Trust.  Trustee Henry Sargent is considered an interested trustee due to his affiliation with the Adviser and Sub-Adviser.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships
Independent Trustees
Samuel Krieger, Esq.	Trustee	since 2011	Partner, Krieger & Prager, LLP since 1981	None
David Schmidt	Trustee	since 2011	Consultant, Advanced Materials Advisory LLC since 2008, Manager, Honeywell Specialty Materials, 2004-2008	Director, Neah Power Systems, Inc. since 2010; Director, Imaging Diagnostics Systems, Inc. since 2011
Interested Trustee
Henry Sargent1	President	since 2011	Portfolio Manager, Southridge, LLC since 1999	Director, Technest Holdings, Inc., since 2008

1 Mr. Henry Sargent, President, CEO, founder and sole owner of the Adviser and President and Chief Compliance Officer of the Sub-Adviser.

In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills.  The following provides additional information about such qualifications and experience.

Henry Sargent, JD, CFA, is the Chief Executive Officer, President and Principal of the Adviser.  Mr. Sargent has served as a fund manager at Southridge LLC for the past 12 years where his responsibilities include investment selection, deal structuring, monitoring, workouts and reorganizations of Southridge’s Reg D (restricted securities) portfolios.   For the past 5 years, Mr. Sargent also has served in the role of manager of  the Sub-Adviser for the Fund.  Prior to joining Southridge and Double Alpha, from 1996 to 1999 Mr. Sargent spent several years at a  corporate and securities law firm in New York, New York.  Mr. Sargent received a BA from Connecticut College and his JD from Fordham University School of Law and is a member of the New York Bar Association.  Mr. Sargent is a member of the CFA Institute.

Samuel Krieger, Esq.  Mr. Krieger is a founding partner of Krieger & Praeger, a New York City based law firm, and has for over thirty years represented domestic and offshore investors, private investment funds, broker-dealers and placements in connection with the private placement of securities,  private investment funds, and other capital markets and securities matters. Mr. Krieger received his undergraduate degree from the City University of New York and law degree from Fordham University Law School.

David Schmidt,  Mr. Schmidt has served since 2008 as an independent consultant advising chemical, material and alternate energy spaces regarding strategic marketing and execution services. From 2004 until 2008, Mr. Schmidt served as the Manager of Commercial Excellence and the Strategic Marketing Business Development Manager at Honeywell International. From 2000 until 2003, Mr. Schmidt served as a Senior Director and Chief Operations Officer of Plasmion Corporation, Inc. Mr. Schmidt has also served in management positions at Film Specialties, Inc. from 1993 until 2000, Hydromer, Inc. from 1989 until 1992 and ROI Group, Inc. from 1986 until 1988. Mr. Schmidt earned his bachelor of science in business and economics from Lehigh University.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund, the Board of Trusteesoversees the management of risks relating to the administration and operation of the Trust and the Fund.   The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund.  The Board of Trusteesperforms this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk.  The Board of Trusteeshas adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund.  In addition, under the general oversight of the Board, the Adviser, Sub-Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, the Adviser, Sub-Adviser oversees and regularly monitors the investments, operations and compliance of the Fund’s investments.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust, senior officers of the Adviser, Sub-Adviser and the Trust’s CCO regularly report to the Board on a range of matters, including those relating to risk management.  In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program.  Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.

The Board also regularly receives reports from the Adviser and Sub-Adviser with respect to the investments and securities trading of the Fund.  For example, typically, the Board receives reports, presentations and other information from the Adviser and Sub-Adviser in connection with the Board’s consideration of the renewal of the Fund’s advisory agreement with the Adviser and the Fund’s sub-advisory agreement with the Sub-Adviser.  Also, if applicable, the Board receives reports from the Adviser, Sub-Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund under Rule 12b-1 under the 1940 Act.  Senior officers of the Trust and senior officers of the Adviser and Sub-Adviser also report regularly to the Valuation and Audit Committees on valuation matters, internal controls and accounting and financial reporting policies and practices.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

Trustee Ownership in the Fund and Other Series of the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2010	Aggregate Dollar Range of Ownership as of December 31, 2010 in all Registered Investment Companies Overseen by Trustee in the Trust
Independent Trustees
Samuel Krieger, Esq.	None	None
David Schmidt	None	None
Interested Trustee
Henry Sargent	None	None

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their year of birth, their business address and their principal occupations during the past five years are as set forth below.  Unless otherwise indicated, the address of each Officer is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Henry B. Sargent Born: 1967	President; Principal Executive Officer, and Secretary	since 2011	Portfolio Manager, Southridge, LLC since 1999
Michael J. McKeen Born : 1971	Treasurer; Principal Financial Officer	since 2011	Senior Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
David Faherty Born: 1970	Secretary	since 2011	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc., 2007-2009; Associate Counsel, Investors Bank & Trust Co., 2006-2007.
Christopher A. Madden Born: 1967	Vice President	since 2011	Counsel at Atlantic Fund Services 2009 to present; 2005 to 2009 Citigroup Fund Services, LLC

C. Ownership of Securities of the Adviser, Sub-Adviser and Related Companies

As of October ___, 2011, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of the Adviser, Sub-Adviser, Rafferty Capital Markets, LLC (“Distributor”), or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with  the Adviser, Sub-Adviser, or Distributor.

D. Information Concerning Trust Committees

Audit Committee.  The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Krieger and Schmidt, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls.

Nominating Committee.  The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Krieger and Schmidt, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board.  The Nominating Committee will not consider any nominees for Trustee recommended by security holders.

Valuation Committee.  The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Krieger and Schmidt, the President or the Treasurer, a representative of the Atlantic in its capacity as fund accountant to the fund (“Fund Accountant”) and, if needed, a portfolio manager or a senior representative of the  Adviser or Sub-Adviser to the Trust series holding securities that require fair valuation.   Pursuant to the Trust’s Pricing and Valuation Procedures, the Valuation Committee oversees the pricing of the Fund’s shares and the activities of the Fund Accountant,  Adviser and Sub-Adviser in connection with the valuation of the Fund’s portfolio securities; selects from time to time, subject to approval by the Board, independent pricing services to provide a market value or fair value of any portfolio security approved by the Board; makes and monitors fair value determinations pursuant to these Procedures; and carries out any other supervisory functions delegated to it by the Board relating to the valuation of Fund portfolio securities.

Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of Messrs. Krieger and Schmidt, constituting all of the  Independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.

E. Compensation of Trustees and Officers

Each Trustee is paid an annual fee of $5,000 for service to the Trust.  The Chairman of the Board is paid an annual fee of [$__,000]. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

Prior to the Trust’s commencement of operations, no Trustee was compensated for his service as a Trustee.  The table below shows the estimated compensation that is contemplated to be paid to the Trustees for the Funds’ Fiscal Year ended July 31, 2012, assuming a full fiscal year of operations.

Trustee	Compensation from the Fund*	Pension or Retirement Benefits	Total Compensation from Trust
Samuel Krieger, Esq.	$5,000	N/A	$5,000
David Schmidt	$5,000	N/A	$5,000
Henry Sargent	$0	N/A	$0

F. Investment Adviser and Sub-Adviser

Services of Adviser.  The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”).  Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. Subject to the general supervision of the Board, the  Adviser is responsible for the Fund’s   investment portfolio. Although the Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser, the Adviser retains overall supervisory responsibility for the general management of the Fund and investment of the Fund’s assets. The Adviser pays any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement with the Fund.  The Adviser as opposed to Fund shareholders will benefit in any decreases in sub-advisory fees.

The Adviser may compensate brokers or other service providers (“Financial Intermediaries”) out of its own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. Pursuant to the Advisory Agreement, the Adviser is permitted to enter into sub-advisory agreements and has entered into a sub-advisory Agreement with the Sub-Adviser (the “Sub Advisory Agreement”) for the Sub-Adviser to manage the Fund’s portfolio. Subject to the review and approval of the Board, the Adviser may (i) enter into and amend sub-advisory agreements with new or current sub-advisers; and (ii) replace any sub-adviser.

Services of Sub-Adviser.  The Sub-Adviser serves as investment sub-adviser to the Fund pursuant to the Sub-Advisory Agreement. The Sub-Adviser will make decisions with respect to all purchases and sales of securities and other investment assets of the Fund.  The Sub-Adviser is authorized to issue purchase orders and issue instructions with respect to the Fund’s assets.  In all purchases, sales and other transactions in securities and other investments, the Sub-Adviser is authorized to exercise full discretion and act for the Fund in the same manner and with the same force and effect as the Fund might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions, including voting of proxies with respect to securities owned by the Fund, subject to such proxy voting policies as approved by the Board and including entering into such agreements as is deemed necessary by Sub-Adviser to manage the Fund’s assets.

Ownership of Adviser.

The Adviser is a single member Delaware limited liability company. The sole member is Mountain West Partners, LLC.  Henry Sargent, the President of the Adviser, is the sole owner and control person of Mountain West Partners LLC.

Ownership of Sub-Adviser.

The Sub-Adviser is a Delaware limited liability company.  The members of the Sub-Adviser are the Mary C. Hicks Irrevocable Trust (New York) and Mountain West Partners LLC.   Henry Sargent, the President of the Adviser, is the sole owner and control person of Mountain West Partners LLC.

The principal officer and sole owner of the Adviser, Henry Sargent, has been an employee (and minority owner) of Southridge LLC, a equity holding company for, among other entities, Southridge Capital Management LLC and Southridge Advisors LLC.  Southridge Capital Management LLC and Southridge Advisors LLC act as unregistered advisers to several private Reg D investment funds based in Connecticut.  Henry Sargent is also the principal officer and indirect minority owner of Double Alpha Group LLC, an SEC registered RIA, and the Fund’s sub-adviser, based in New York, New York.

On or about October 2010,  the SEC and the Connecticut Attorney General State Banking Department each filed civil complaints in U.S. Federal District Court in Connecticut, and Connecticut State Court, respectively, against Mr. Stephen Hicks of Southridge Capital Management LLC and Southridge Advisors LLC alleging various civil infractions related to the management and operation of several private investment funds for which Hicks and Southridge served as the investment manager. Mr. Sargent is an indirect minority owner of Southridge LLC, the parent company of Southridge Capital Management LLC and Southridge Advisors LLC. Mr. Sargent also has served as a fund manager at Southridge LLC for the past 12 years where his responsibilities include investment selection, deal structuring, monitoring, workouts and reorganizations of Southridge’s Reg D (restricted securities) portfolios.   The Fund has been advised  by legal counsel to these entities that such entities have denied in whole the allegations asserted  in these complaints and are rigorously defending these actions. More detailed information on these actions is available at www.southridgecapital.info and obtaining a password for access from Gilded Advisors.  None of Mr. Sargent, the Adviser, the Sub-Adviser, or any employee of the Adviser or Sub-Adviser, is a party to these actions. Mr. Hicks is neither an employee, officer nor owner of the Adviser or the Sub-Adviser. The Sub-Adviser is indirectly majority owned by a trust controlled by Mr. Hicks’ wife, Mary Hicks, of which Mr. Hicks disclaims any beneficial ownership.  The Fund does not believe that these legal actions will have any material adverse effect on the Fund or the ability of the Adviser or Sub-Adviser to perform its services or agreement with the Fund.

Information Concerning Accounts Managed by Portfolio Managers.

The following table provides information regarding other accounts managed by the portfolio manager(s) as of September __, 2011

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
Dante D’Orazio	N/A	XX ($XXX)	XX ($XXX)	XX ($XXX)	XX ($XXX)	XX($XXX)
Henry Sargent	N/A	XX ($XXX)	XX ($XXX)	XX ($XXX)	XX ($XXX)	XX ($XXX)

Conflicts of Interest.   Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•
The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Adviser and Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

•
If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser, Sub-Adviser and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the Fund, the Adviser or Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Adviser and Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser and Sub-Adviser may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•
Finally, the appearance of a conflict of interest may arise if the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a Portfolio Manager has day-to-day management responsibilities.

The Adviser, Sub-Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Ownership in the Fund; Portfolio Manager Compensation

Henry Sargent, the sole owner of the Adviser, is employed as the sole Officer of the Adviser and is responsible for manager selection and overall portfolio construction, allocation, and monitoring of the Fund's assets. Through his ownership of the Adviser, Mr. Sargent owns ___ shares of the Institutional Class of the Fund. Mr. Sargent does not receive a fixed salary. Mr. Sargent receives a distribution based upon the profitability of the firm from his ownership thereof.

Dante D’Orazio, the portfolio manager of the Sub-Advisor, acts as the  Fund’s portfolio manager. Mr. D’Orazio is responsible for the day-to-day selection and monitoring  of the Fund’s portfolio.  The Fund had not yet commenced operations prior to the date of this SAI.  Accordingly, Mr. D'Orazio does not own any shares of the Fund. Mr. D’Orazio receives a fixed base salary from the Sub-Adviser and also participates in a performance bonus pool that is determined annually in connection with the Sub-Advisor activities with the four (4) private investment funds, and any other managed accounts.

Fees.  Pursuant to the Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate equal to 1.50% of the Fund’s average daily net assets, calculated daily and paid monthly.

The Adviser has agreed to cap its advisory fee and/or reimburse certain expenses of the Fund to the extent that the annual operating expenses of the Institutional Class and Investor Class shares of the Fund exceed 1.75% and 2.00%, respectively, of the Fund’s average daily net assets through December, 31, 2012.  This expense limitation excludes other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation.  Expense limitations may be changed only with the approval of the Board.  Any reimbursement of the Fund’s expenses or reduction in the Adviser’s investment advisory fees is subject to reimbursement by the Fund within the following three fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the Fund reimbursement.

The advisory fee, if not waived, is accrued daily by the Fund and is assessed based on average daily net assets for the prior month.  The advisory fee is paid monthly based on average daily net assets for the prior month. The Sub-Adviser’s fee is calculated as a percentage of the Fund’s average daily net assets allocated to the Subadviser for management but is paid by the Adviser and not the Fund.

The Fund had not commenced operations prior to the date of this SAI. Accordingly, advisory fee data is not provided.

Advisory Agreement.

The Fund’s Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G. Distributor

Distribution Services.  Rafferty Capital Markets, LLC serves as the Fund’s distributor (“Distributor”).  The Distributor (also known as principal underwriter) of the shares of the Fund is located at 59 Hilton Avenue, Garden City, NY, 11530. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority.

Under a Distribution Agreement with the Trust dated [DATE], the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.  The Distributor continually distributes shares of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund.  With respect to certain Financial Institutions and related Fund “supermarket” platform arrangements, the Fund and/or Gilded Advisors LLC, rather than the Distributor, typically enter into such agreements (see also “Purchases through Financial institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through Financial Institutions will be subject to the procedures of those Institutions through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the Financial Institution through whom they purchase shares.  Investors purchasing shares of the Fund through Financial Institutions should acquaint themselves with their institution’s procedures and should read the Prospectus in conjunction with any materials and information provided by their institution.  The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.  The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services in that employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of Fund shares.

Distribution Plan.   The Trust has adopted a Rule 12b-1 plan under which the Investor Class of the Fund is authorized to pay to the Distributor or any other entity approved by the Board, including the Adviser, (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Investor Class shares.  The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund.  The plan is a core component of the ongoing distribution of Investor Class shares.  The Distributor may reimburse certain distribution-related and/or shareholder servicing expenses incurred by the Adviser.

The plan provides that payees may incur expenses for distribution and service activities including, but not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of the Investor Class shares and (2) providing services to holders of shares related to their investment in the Investor Class shares of Fund, including without limitation providing assistance in connection with responding to shareholder inquiries regarding the Fund’s investment objective, policies and other operational features, and inquiries regarding shareholder accounts.  Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of the Investor Class' shares of the Fund shares, or who provides shareholder servicing such as responding to the Investor Class' shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of the Fund’s shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Adviser or others in connection with the offering of the Fund’s shares for sale to the public.

The plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.  The plan obligates the Investor Class of the Fund to compensate the Distributor for services and not to reimburse it for expenses incurred.

The Investor Class of Fund had not commenced operations prior to the date of this SAI. Accordingly, 12b-1 expense data is not provided.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees.  The plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of Investor Class shares and that other material amendments of the plan must be approved by the Independent Trustees.  The plan may be terminated with respect to the Fund’s Investor Class shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund’s Investor Class shares.

The Fund had not commenced operations prior to the date of this SAI. Accordingly, the fees payable by the Fund to the Distributor or its agents under the Distribution Plan for Investor Class shares, the amount of fees waived by the Distributor or its agents, and the actual fees received by the Distributor and its agents under the Plan are not provided.

H. Other Fund Service Providers

Administrator, Fund Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration, fund accounting and transfer agency services to the Fund. Atlantic is a subsidiary of Forum Holdings Corp.

Pursuant to the Atlantic Services Agreement, (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: XXXX. The base fee is subject to an annual minimum of $X. The Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the prior month.

As administrator, Atlantic administers the Fund’s operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The administrator’s responsibilities include, but are not limited to: (1) overseeing the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Fund’s tax returns, the preparation of financial statements and related reports to the Fund’s shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Adviser in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, Atlantic provides fund accounting services to the Fund. These services include calculating the NAV of the Fund.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. After an initial three-year term, the Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Atlantic Services Agreement. The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund.

Atlantic Shareholder Services, LLC (the “Transfer Agent”) serves as transfer agent and distribution paying agent for the Fund. Atlantic is registered as a transfer agent with the Office of Comptroller of the Currency. The Transfer Agent and distribution paying agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Atlantic provides a Principal Financial Officer (“PFO” or “Certifying Officer”), a Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Fund, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to a Compliance Services Agreement dated [Date] (the “Compliance Services Agreement”).

For making available the CCO, the AMLCO and  PFO, and for providing the Compliance Services, Atlantic receives a fee from the Fund equal to (i) $X (allocated equally to all Trust series for which the Adviser provides management services) and (ii) $X per Fund.

The Compliance Services Agreement continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by Atlantic on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and PFO, without the payment of any penalty.

Under the Atlantic Compliance Services Agreement, (1) Atlantic is not liable to the Fund or the Fund's shareholders for any act or omission, and (2) Atlantic and certain related parties ("Atlantic Indemnitees") are indemnified by the Fund against any and all claims and expenses related to an Atlantic Indemnitee's actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic's duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

The Fund had not commenced operations prior to the date of this SAI. Accordingly, fee data for the aforementioned services are not provided.

Custodian

Union Bank, N.A. is the Custodian for the Fund and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments.  The Custodian may employ subcustodians to provide custody of the Fund’s domestic assets.  The Custodian is located at 350 California Street, 6th Floor, San Francisco, California, 94104.

Legal Counsel

Sims Moss Kline & Davis LLP, 3 Ravinia Drive, Suite 1700, Atlanta, GA 30346, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

Sanville & Company 140 East 45th Street, New York, New York 10017, is the independent registered public accounting firm for the Fund and provides audit and tax services. Sanville & Company audits the annual financial statements of the Fund and provides the Fund with an audit opinion.  Sanville & Company also reviews certain regulatory filings of the Fund.  As of the date hereof, the Fund has not commenced operations, and thus financial statements are not available for the Fund.

Portfolio Transactions

A. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed-income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, the Adviser or Sub-Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser or Sub-Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. Commissions Paid

The Fund has not commenced operations prior to the date of this SAI.  Accordingly, no brokerage commissions were paid by the Fund during the previous three fiscal years.

C. Adviser Responsibility for Purchases and Sales and Choosing Broker-Dealers

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Adviser.  The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks “best execution” for all portfolio transactions.  This means that the Adviser seeks the most favorable price and execution available.  The Fund may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.  The Adviser may also utilize a broker and pay a higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Adviser may also give consideration to research services furnished by brokers to the Adviser and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.  This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.  Typically, the research will be used to service the Adviser’s accounts, and therefore the commission dollars spent for research benefit the Adviser’s clients and the Fund’s investors, although a particular client may not benefit from all the research received on each occasion.  The Adviser’s fees are not reduced by reason of the Adviser’s receipt of research services.

The Fund has not commenced operations prior to the date of this SAI.  Accordingly, the Fund did not direct brokerage to any broker for research services provided to the Fund during the last fiscal year.

D. Counterparty Risk

The Adviser or Sub-Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

E. Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or Sub-Adviser or its affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved.  Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, with required consents, one client may sell a particular security to another client.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s or Sub-Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser’s or Sub-Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Sub-Advisor acts as (a) the general partner of two (2) Delaware limited partnerships and (b) the advisor to two (2) offshore corporations.  Each of the limited partnerships and offshore corporations are private funds (the “Private Funds”) the assets of which are managed by the Sub-Adviser pursuant to an investment strategy substantially similar to that of the Fund.  The Sub-Adviser receives management fees and incentive (performance) fees from the Private Funds.  In addition to the Private Funds, the Sub-Adviser from time to time may manage other private client assets pursuant to separate managed accounts.

F. Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors.  The Fund will engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.  Anticipated portfolio turnover rate of the Fund may be as high as twice per month, or 2400% on an annual basis.

Portfolio Turnover Rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Fund invests, are excluded from the calculation of portfolio turnover rate.

G. Securities of Regular Broker-Dealers

From time to time the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers.  For this purpose, regular brokers and dealers are the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during that Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during that Fund’s last fiscal year.

The Fund had not commenced operations prior to the date of this SAI. Accordingly, data regarding the Fund’s regular broker-dealers is not included.

H. Portfolio Holdings

Portfolio holdings as of the end of the Fund’s annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within ten days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund’s latest semi-annual report to shareholders or a copy of the Fund’s latest Form N-Q which contains the Fund’s portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund’s latest Form N-CSR and Form N-Q by accessing the SEC’s website at www.sec.gov.

In addition, the Adviser makes publicly available, on a quarterly basis, information regarding the Fund’s top ten holdings.  This information is made available through the Fund’s or the Adviser’s website. This information is released no earlier than 45 days after the quarter end.

The Fund’s nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund’s operations that the Fund has retained them to perform.  The Adviser and Sub-Adviser have regular and continuous access to the Fund’s portfolio holdings.  In addition, the Fund’s Administrator, Custodian, Distributor and Fund Accountant, as well as independent auditors, proxy voting services, mailing services and financial printers may have access to the Fund’s nonpublic portfolio holdings information on an ongoing basis.  The Trustees, the Fund’s officers, legal counsel to the Trust and to the Independent Trustees, and the Fund’s independent registered public accountant  may receive such information on an as needed basis.

From time to time, nonpublic information regarding the Fund’s portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Trust Officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purpose for disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders.  Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient:  (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information.  The Trust Officer shall report to the Board at its next regular Board meeting on the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons to permit such disclosure.

No compensation is received by the Fund nor, to the Fund’s knowledge, paid to its Adviser or Sub-Adviser or any other party in connection with the disclosure of the Fund’s portfolio holdings. The codes of ethics of the Trust, the Adviser, and the Sub-Adviser are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund’s portfolio holdings. In addition, the Fund’s service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Fund’s portfolio holdings disclosure policy is subject to review by the Fund’s CCO who will report the results of such review at least annually to the Board.  Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

Purchase and Redemption Information

A. General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.

The Fund accepts orders for the purchase or redemption of shares of each class on any weekday except days when the NYSE is closed, but under unusual circumstances, may accept orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

The shares of the Fund may not be available for sale in the state in which you reside.  Please check with your investment professional to determine the Fund’s availability.

B. Additional Purchase Information

Shares of each class of the Fund are offered on a continuous basis by the Distributor.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only.  In the Adviser’s or Sub-Adviser’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of that Fund as payment for Fund shares.  The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAs.  All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

UGMAs/UTMAs.  If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a matter indicating custodial capacity.

C. Additional Redemption Information

You may redeem the Fund’s shares at NAV. However, the sale of the Fund shares may be subject to a redemption fee of 1.00% of the current NAV of shares redeemed within 90 days of purchase.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund’s shares as provided in the Prospectus.

Suspension of Right of Redemption.  The right of redemption may not be suspended, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption in Kind.  Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Adviser’s or Sub-Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

NAV Determination.  In determining the NAV of a class of the Fund, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service.  If no sales price is reported, the mean of the last bid and ask price is used.   If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

Distributions.  Distributions of net investment income will be reinvested at the NAV of the applicable Fund class (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.  Distributions of capital gain will be reinvested at the NAV of the applicable Fund class (unless you elect to receive distributions in cash) on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

Taxation

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes that the Fund qualifies for treatment as a regulated investment company under the law (as discussed below).  Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus.  No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code of 1986, as amended, and includes the regulations thereunder, U.S. Internal Revenue Service (“IRS”) interpretations or similar authority upon which the Fund may rely (“Code”) in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

A. Qualification for Treatment as a Regulated Investment Company

The Fund intends, for each taxable year, to qualify for treatment as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is July 31.

Meaning of Qualification

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, interest, dividends, the excess of net short-term capital gains over net long-term capital losses and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  To continue to qualify for that treatment, the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

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The Fund must derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, , or other income (including gains from options, futures and forward contracts) derived from its business of investing in securities or those currencies and (2) net income from an interest in a qualified publicly traded partnership (“QPTP”).

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The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, equity securities of a QPTP being considered voting securities for these purposes ); and (2) no more than 25% of the value of the Fund’s total assets may be invested in (a) the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), (b) the securities (other than the securities of other regulated investment companies) of  two or more issuers that the Fund controls and that are engaged in the same,  similar or related trades or businesses, or (c) the securities of one or more QPTPs.

Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance.  It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year.  These distributions are taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal tax rate of 15% (0% for individuals in lower tax brackets) if paid on or before December 31, 2012.  A distribution is treated as qualified dividend income by a shareholder to the extent that the Fund receives dividend income from taxable domestic corporations, provided that holding period and other requirements are met.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  The Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

The Fund anticipates distributing substantially all of its net capital gain for each taxable year.  These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.  These distributions do not qualify for the dividends-received deduction or as qualified dividend income.

The Fund may have capital loss carryovers (unutilized capital losses from prior years).  These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term).  Starting with the Fund’s taxable year ending July 31, 2012, capital loss carryforwards will not expire and capital loss carryforwards from that or later years will be used before capital loss carryforwards from prior years. All capital loss carryovers are listed in the Fund’s financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Each distribution by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund).  If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

When you purchase shares their NAV may reflect undistributed net investment income or recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund. A distribution of these amounts is taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into income in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that year if the distribution is paid by the Fund in January of the following year.

The Fund in which you invest will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

C. Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to the sum of: (1) 98% of its ordinary taxable income for the calendar year plus; (2) 98.2% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund’s income must be distributed during the next calendar year.  The Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year ; and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D. Redemption of Shares

In general, you will recognize gain or loss on the redemption of shares of the Fund in an amount equal to the difference between the proceeds of the redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase the Fund’s shares (for example, by reinvesting dividends) within 30 days before or after the redemption (a so called “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a first in, first out cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

E. Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and, in the case of failure described in clause (1) below, the proceeds of redemptions of shares (regardless of whether you realize a gain or a loss) otherwise payable to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

F. State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the federal income taxation rules described above.  These state and local rules are not discussed herein.  You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in the Fund.

Beginning in 2013, distributions from the Fund and gain recognized from the sale or other disposition of Fund shares will be subject to a 3.8% federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

Other Matters

A. The Trust and Its Shareholders

General Information.  The Fund is a separate series of the Trust.  The Trust is an open-end investment management company organized under Delaware law as a statutory trust on August 22, 2011.  The Trust’s Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”).  The Trust reserves the right to create and issue shares of additional funds.  The Trust and each fund will continue indefinitely until terminated.  Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund.  All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  The other funds of the Trust are described in one or more separate Statements of Additional Information.

Shareholder Voting and Other Rights.  Each share of a fund and each class of shares has equal dividend, distribution, liquidation and voting rights.  Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each fund or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan, if applicable, which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law.  Generally, shares will be voted separately by each fund except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual funds; and (2) when the Trustees determine that the matter affects more than one fund and all affected funds must vote.  The Trustees may also determine that a matter only affects certain funds or classes of the Trust and thus only those funds or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a fund is entitled to the shareholder’s pro rata share of all distributions arising from that fund’s assets and, upon redeeming shares, will receive the portion of the fund’s net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a fund’s) shares may, as set forth in the Declaration of Trust, call meetings of the Trust (or fund) for any purpose related to the Trust (or fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Termination or Reorganization of Trust or Its Series.  The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the Declaration of Trust, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the Declaration of Trust, the Trustees may sell or convey the assets of a fund or reorganize such fund into another investment company registered under the 1940 Act without a shareholder vote.

B. Fund Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.  As of the date of this SAI, the Adviser has seeded the Fund with initial capital and is the sole shareholder of the Fund.

C. Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that the Fund’s shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In addition, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s Declaration of Trust provides for indemnification out of each fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund.  The Declaration of Trust also provides that the Trust, on behalf of a fund, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Declaration of Trust provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Declaration of Trust provides that the Trustees shall not be liable for any conduct or omission in his capacity as Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. Proxy Voting Procedures

A copy of the Trust’s, Adviser’s, and Sub-Adviser’s proxy voting procedures are included in Appendix B, respectively.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the Transfer Agent at (XXX) XXX-XXXX (toll free) and (2) on the SEC’s website at www.sec.gov.

E. Code of Ethics

The Trust, Adviser, Sub-Adviser and Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust and the Adviser, Sub-Adviser and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

F. Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. Financial Statements

The Trust’s independent registered public accounting firm, Sanville & Company, audits and reports on the Fund’s annual financial statements. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. As of the date hereof, the Fund has not commenced operations, and thus financial statements are not available for the Fund.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Corporate and Municipal Long-Term Bond Ratings

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC - Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'.  For issuers with an IDR below 'CCC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CCC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of 'RR2' (superior recovery prospects given default).

CC - Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C - Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), 'RR5' (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. ‘C’ ratings indicate default appears imminent or inevitable.

D –Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•	the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults – “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency's opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be "written up" again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

The following descriptions of Moody’s short-term ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

The following descriptions of Fitch’s short-term ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The following descriptions of Moody’s commercial paper ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

The following descriptions of Fitch’s commercial paper ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D –Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B – PROXY VOTING PROCEDURES

TO BE INSERTED

B-1

PART C   OTHER INFORMATION

Item 28.	Exhibits

(a)	(i)	Certificate of Trust – Filed herewith.
	(ii)	Declaration of Trust – Filed herewith.
(b)		By-laws – Filed herewith.
(c)		Shareholders' rights are contained in Articles III, V VI and VIII of the Registrant’s Declaration of Trust and Articles III, VIII, and X of the Registrant’s By-laws.
(d)	(i)	Investment Advisory Agreement – To be filed by amendment.
	(ii)	Investment Subadvisory Agreement – To be filed by amendment.
(e)		Underwriting Agreement – To be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)		Custodian Agreement – To be filed by amendment.
(h)		Transfer Agency, Administration and Accounting Agreement – To be filed by amendment.
(i)		Opinion and Consent of Counsel – To be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm – To be filed by amendment.
(k)		Omitted Financial Statements – To be filed by amendment.
(l)		Initial Capital Agreement – To be filed by amendment.
(m)		Rule 12b-1 Distribution Plan – To be filed by amendment.
(n)		Rule 18f-3 Multiple Class Plan – To be filed by amendment.
(p)	(i)	Code of Ethics for Registrant – To be filed by amendment.
	(ii)	Code of Ethics for Gilded Advisors LLC – To be filed by amendment.
	(iii)	Code of Ethics for Double Alpha Group LLC – To be filed by amendment.

Item 29.	Persons Controlled by or under Common Control with Registrant

Immediately prior to the contemplated public offering of the Registrant’s shares, the following persons may be deemed individually to control the Funds or the Trust:

Gilded Advisers LLC will be the sole shareholder immediately prior to the contemplated public offering of each Fund.

Item 30.                    Indemnification

Article VII of the Declaration of Trust of the Registrant provides as follows:

    Section 2. Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

Section 4. Trustee’s Good Faith Action; Expert Advice; No Bond or Surety.

The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and the By-Laws, and shall be under no liability for any act or omission in accordance with such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Article VII of the By-laws of the Registrant provides as follows:

           Section 1. Agents, Proceedings, Expenses. For purposes of this Article VII, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not an officer or Trustee of the Trust; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

    Section 2. Indemnification of Trustees and Officers. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust shall indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust may, to the fullest extent consistent with applicable law, indemnify each Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Trust. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

    Section 3. Indemnification of Agents. Subject to the exceptions and limitations contained in Section 4 of this Article VII, every agent may be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

    Section 4. Limitations, Settlements.

(a) The Trust shall not indemnify a Trustee, officer or agent who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “disabling conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in or not opposed to the best interest of the Trust.

(b) The Trust shall not indemnify a Trustee, officer or agent unless (i) the court or other body before which the proceeding was brought determines that such Trustee, officer or agent did not engage in disabling conduct or (ii) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought, there has been (a) a dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such Trustee, officer or agent has been charged or (b) a determination based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such Trustee, officer or agent did not engage in disabling conduct by either independent legal counsel or a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding.

    Section 5. Insurance, Rights Not Exclusive. The Trust’s financial obligations arising from the indemnification provided herein or in the Declaration of Trust (i) may be insured by policies maintained by the Trust on behalf of any Trustee, officer or agent; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Trustee, officer or agent may now or hereafter be entitled; and (iv) shall inure to the benefit of the Trustee, officer or agent’s heirs, executors and administrators.

    Section 6. Advance of Expenses. Expenses incurred by a Trustee or officer in connection with the defense of any proceeding shall be advanced by the Trust from time to time and expenses incurred by an agent in connection with the defense of any proceeding may be advanced by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such Trustee, officer or agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Article VII; provided, however, that (a) such Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Trustee, officer or agent will be found entitled to indemnification under this Article VII.

Item 31.                      Business and Other Connections of Investment Adviser

(a)	Gilded Advisors LLC

Gilded Advisors LLC (“Gilded”) provides investment advisory services to the Fund.  Gilded is a single member Delaware limited liability company. The sole member is Mountain West Partners, LLC.  Henry Sargent, the President of the Gilded, is the sole owner and control person of Mountain West Partners LLC. Gilded’s offices are located at 850 Third Avenue, 16th Floor, New York, New York 10022. Information as to the directors and officers of Gilded is included in its current Form ADV filed with the SEC (File No. [XXXXX]).

(b)
Double Alpha Group LLC

Double Alpha Group LLC (“Double Alpha”) provides investment subadvisory services to the Fund.  Double Alpha is a Delaware limited liability company.  The members of the Double Alpha are the Mary C. Hicks Irrevocable Trust (New York) and Mountain West Partners LLC.   Henry Sargent, the President of Gilded, is the sole owner and control person of Mountain West Partners LLC. Double Alpha’s offices are located at 850 Third Avenue, 16th Floor, New York, New York 10022. Information as to the directors and officers of Double Alpha is included in its current Form ADV filed with the SEC (File No. [XXXXX]).

Item 32.                                Principal Underwriter

(a)           Rafferty Capital Markets, LLC (“RCM”), 59 Hilton Avenue, Garden City, NY  11530, serves as the  the Trust’s principal underwriter.  RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940,

C-

as amended: (1) Direxion Funds; (2) Leuthold Funds; (3) Marketocracy Funds; and (4) Aegis Funds.

(b)           The following table identifies the officers of RCM and their positions, if any, with the Trust.  The business address of each of these individuals is 59 Hilton Avenue, Garden City, New York  11530.

Name	Position with Underwriter	Position with Trust
Thomas A. Mulrooney	President	None
Lawrence C. Rafferty	Director	None
Stephen P. Sprague	Chief Financial Officer	None

(c)           Not applicable.

Item 33.                                Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

Name	Address
Gilded Advisors LLC	850 Third Avenue, 16th Floor, New York, New York 10022
Double Alpha Group LLC	850 Third Avenue, 16th Floor, New York, New York 10022
Atlantic Fund Administration	Three Canal Plaza Portland, Maine 04112
Rafferty Capital Management, LLC	59 Hilton Avenue Garden City, New York 11530

Item 34.                                Management Services

Not applicable.

Item 35.                                Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the state of New York on the 30th day of August 2011.

GILDED FUNDS

By:         /s/ Henry Sargent
Henry Sargent
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Henry Sargent	President and Trustee	August 26, 2011
Henry Sargent

/s/ Samuel Krieger	Trustee	August 29, 2011
Samuel Krieger

/s/ David Schmidt	Trustee	August 26, 2011
David Schmidt

/s/ Michael J. McKeen Michael J. McKeen	Treasurer and Principal Financial Officer	August 26, 2011

INDEX TO EXHIBITS

Exhibit	Description
EX-99.a(1)	Certificate of Trust
EX-99.a(2)	Declaration of Trust
EX-99.b	By-laws